UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments
As of September 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (10.6%)
	McDonald's Corp.	8,447,172	741,831
*	Amazon.com Inc.	2,973,150	642,884
	Walt Disney Co.	15,195,464	458,295
	Comcast Corp. Class A	21,662,974	452,756
	Home Depot Inc.	12,807,205	420,973
*	Ford Motor Co.	31,110,282	300,836
	News Corp. Class A	18,711,163	289,462
	Target Corp.	5,528,360	271,111
	NIKE Inc. Class B	3,110,131	265,947
	Time Warner Inc.	8,554,003	256,363
*	DIRECTV Class A	6,044,647	255,386
	Starbucks Corp.	6,108,665	227,792
	Lowe's Cos. Inc.	10,320,484	199,598
	Yum! Brands Inc.	3,802,378	187,799
*	priceline.com Inc.	407,495	183,153
	Viacom Inc. Class B	4,704,520	182,253
	TJX Cos. Inc.	3,119,268	173,026
	Time Warner Cable Inc.	2,662,497	166,859
	Johnson Controls Inc.	5,565,404	146,760
	Coach Inc.	2,366,420	122,652
*	Bed Bath & Beyond Inc.	2,003,442	114,817
	Carnival Corp.	3,785,482	114,700
	Kohl's Corp.	2,301,509	113,004
	CBS Corp. Class B	5,484,832	111,781
	McGraw-Hill Cos. Inc.	2,466,014	101,107
	Macy's Inc.	3,495,680	92,006
	VF Corp.	709,719	86,245
*	Discovery Communications Inc. Class A	2,241,124	84,311
	Omnicom Group Inc.	2,288,362	84,303
	Limited Brands Inc.	2,027,411	78,076
*	Chipotle Mexican Grill Inc. Class A	256,667	77,757
	Staples Inc.	5,806,860	77,231
*	AutoZone Inc.	238,114	76,004
	Wynn Resorts Ltd.	654,803	75,355
	Ross Stores Inc.	946,544	74,484
*	O'Reilly Automotive Inc.	1,112,735	74,142
	Mattel Inc.	2,806,482	72,660
	Ralph Lauren Corp. Class A	529,773	68,712
	Fortune Brands Inc.	1,264,302	68,373
	Harley-Davidson Inc.	1,935,019	66,429
	Genuine Parts Co.	1,283,674	65,211
	Tiffany & Co.	1,042,177	63,385
	Marriott International Inc. Class A	2,310,724	62,944
	Nordstrom Inc.	1,339,949	61,209
	Starwood Hotels & Resorts Worldwide Inc.	1,572,828	61,057
	Best Buy Co. Inc.	2,478,985	57,760
	Family Dollar Stores Inc.	984,619	50,078
*	Netflix Inc.	430,084	48,668
	Darden Restaurants Inc.	1,102,151	47,117

	Gap Inc.	2,840,943	46,137
*	CarMax Inc.	1,851,126	44,149
	Abercrombie & Fitch Co.	711,639	43,809
	Expedia Inc.	1,593,851	41,042
*	Apollo Group Inc. Class A	1,003,578	39,752
	Wyndham Worldwide Corp.	1,343,227	38,295
	International Game Technology	2,443,471	35,504
	H&R Block Inc.	2,502,958	33,314
	Hasbro Inc.	989,946	32,282
	JC Penney Co. Inc.	1,170,004	31,333
	Whirlpool Corp.	625,733	31,230
	Scripps Networks Interactive Inc. Class A	808,065	30,036
	Cablevision Systems Corp. Class A	1,842,677	28,985
	Newell Rubbermaid Inc.	2,386,494	28,328
	Interpublic Group of Cos. Inc.	3,918,933	28,216
*	GameStop Corp. Class A	1,137,235	26,270
	Leggett & Platt Inc.	1,157,765	22,912
*	Urban Outfitters Inc.	969,194	21,632
	DR Horton Inc.	2,275,511	20,571
*	Goodyear Tire & Rubber Co.	1,999,584	20,176
	Gannett Co. Inc.	1,970,418	18,778
*	Big Lots Inc.	536,459	18,685
	DeVry Inc.	503,998	18,628
*,^ Sears Holdings Corp.		315,005	18,119
	Lennar Corp. Class A	1,315,878	17,817
	Comcast Corp.	844,535	17,473
	Harman International Industries Inc.	572,625	16,366
^	Washington Post Co. Class B	40,940	13,386
*,^ AutoNation Inc.		406,125	13,313
*	Pulte Group Inc.	2,753,268	10,875
			8,982,075
Consumer Staples (11.6%)
	Procter & Gamble Co.	22,496,261	1,421,314
	Coca-Cola Co.	18,798,441	1,270,023
	Philip Morris International Inc.	14,380,677	897,067
	PepsiCo Inc.	12,957,060	802,042
	Wal-Mart Stores Inc.	14,391,239	746,905
	Kraft Foods Inc.	14,459,516	485,551
	Altria Group Inc.	16,957,604	454,633
	CVS Caremark Corp.	11,010,588	369,736
	Colgate-Palmolive Co.	3,983,150	353,226
	Costco Wholesale Corp.	3,584,496	294,359
	Walgreen Co.	7,413,049	243,815
	Kimberly-Clark Corp.	3,207,877	227,791
	General Mills Inc.	5,294,006	203,660
	Archer-Daniels-Midland Co.	5,533,165	137,278
	HJ Heinz Co.	2,628,671	132,695
	Sysco Corp.	4,852,812	125,688
	Lorillard Inc.	1,133,500	125,478
	Mead Johnson Nutrition Co.	1,669,841	114,935
	Kroger Co.	4,954,549	108,802
	Kellogg Co.	2,045,211	108,785
	Reynolds American Inc.	2,767,099	103,711
	Whole Foods Market Inc.	1,291,214	84,329
	ConAgra Foods Inc.	3,394,701	82,220
	Estee Lauder Cos. Inc. Class A	925,888	81,330
	Sara Lee Corp.	4,821,414	78,830

Hershey Co.	1,265,839	74,988
Clorox Co.	1,076,079	71,376
Avon Products Inc.	3,525,181	69,094
Dr Pepper Snapple Group Inc.	1,775,787	68,865
JM Smucker Co.	931,776	67,917
Coca-Cola Enterprises Inc.	2,610,686	64,954
Brown-Forman Corp. Class B	825,634	57,910
Molson Coors Brewing Co. Class B	1,334,238	52,849
McCormick & Co. Inc.	1,083,172	49,999
Safeway Inc.	2,866,073	47,663
Campbell Soup Co.	1,472,049	47,650
Tyson Foods Inc. Class A	2,426,726	42,128
Hormel Foods Corp.	1,137,924	30,747
* Constellation Brands Inc. Class A	1,508,057	27,145
* Dean Foods Co.	1,504,495	13,345
SUPERVALU Inc.	1,734,004	11,548
		9,852,381
Energy (11.5%)
Exxon Mobil Corp.	39,806,480	2,891,145
Chevron Corp.	16,398,594	1,517,198
ConocoPhillips	11,241,207	711,793
Schlumberger Ltd.	11,047,508	659,868
Occidental Petroleum Corp.	6,654,382	475,788
Anadarko Petroleum Corp.	4,075,795	256,979
Apache Corp.	3,143,389	252,225
Halliburton Co.	7,529,393	229,797
Devon Energy Corp.	3,410,148	189,059
National Oilwell Varco Inc.	3,468,840	177,674
Baker Hughes Inc.	3,571,376	164,855
EOG Resources Inc.	2,199,464	156,184
Chesapeake Energy Corp.	5,410,723	138,244
Spectra Energy Corp.	5,324,255	130,604
Hess Corp.	2,476,747	129,930
Marathon Oil Corp.	5,846,028	126,157
Williams Cos. Inc.	4,821,738	117,361
El Paso Corp.	6,306,608	110,239
Noble Energy Inc.	1,444,737	102,287
* Southwestern Energy Co.	2,848,088	94,927
* Cameron International Corp.	2,005,789	83,320
Valero Energy Corp.	4,684,566	83,292
Marathon Petroleum Corp.	2,919,044	78,989
Range Resources Corp.	1,318,239	77,064
Peabody Energy Corp.	2,217,500	75,129
* FMC Technologies Inc.	1,966,569	73,943
Murphy Oil Corp.	1,583,912	69,945
EQT Corp.	1,223,326	65,277
Consol Energy Inc.	1,855,851	62,969
Pioneer Natural Resources Co.	956,311	62,897
Noble Corp.	2,065,747	60,630
Cabot Oil & Gas Corp.	855,659	52,974
* Newfield Exploration Co.	1,082,404	42,961
QEP Resources Inc.	1,448,057	39,199
* Denbury Resources Inc.	3,293,389	37,874
Helmerich & Payne Inc.	876,631	35,591
* Alpha Natural Resources Inc.	1,853,411	32,787
* Rowan Cos. Inc.	1,043,133	31,492
Diamond Offshore Drilling Inc.	569,050	31,150

* Nabors Industries Ltd.	2,353,300	28,851
Sunoco Inc.	884,124	27,417
* Tesoro Corp.	1,176,614	22,909
		9,808,974
Financials (13.5%)
Wells Fargo & Co.	43,226,692	1,042,628
JPMorgan Chase & Co.	31,921,954	961,489
* Berkshire Hathaway Inc. Class B	13,259,496	941,955
Citigroup Inc.	23,889,769	612,056
Bank of America Corp.	82,971,313	507,785
Goldman Sachs Group Inc.	4,141,141	391,545
American Express Co.	8,503,117	381,790
US Bancorp	15,727,069	370,215
Simon Property Group Inc.	2,403,822	264,372
MetLife Inc.	8,658,084	242,513
PNC Financial Services Group Inc.	4,308,570	207,630
Bank of New York Mellon Corp.	10,092,640	187,622
Prudential Financial Inc.	3,979,184	186,465
ACE Ltd.	2,767,099	167,686
Travelers Cos. Inc.	3,428,505	167,071
Morgan Stanley	12,154,305	164,083
Capital One Financial Corp.	3,761,151	149,054
Chubb Corp.	2,341,104	140,443
CME Group Inc.	547,471	134,897
Aflac Inc.	3,825,013	133,684
State Street Corp.	4,126,839	132,719
Public Storage	1,159,847	129,149
Equity Residential	2,427,604	125,920
BB&T Corp.	5,707,255	121,736
BlackRock Inc.	821,277	121,557
Marsh & McLennan Cos. Inc.	4,434,982	117,705
HCP Inc.	3,333,921	116,887
Ventas Inc.	2,357,470	116,459
Franklin Resources Inc.	1,191,752	113,979
Vornado Realty Trust	1,510,051	112,680
Aon Corp.	2,673,823	112,247
Boston Properties Inc.	1,202,811	107,171
Discover Financial Services	4,465,985	102,450
T Rowe Price Group Inc.	2,098,202	100,231
Allstate Corp.	4,228,169	100,165
Charles Schwab Corp.	8,821,366	99,417
Progressive Corp.	5,227,434	92,839
ProLogis Inc.	3,756,685	91,100
Loews Corp.	2,547,698	88,023
AvalonBay Communities Inc.	770,033	87,822
* Berkshire Hathaway Inc. Class A	759	81,061
SunTrust Banks Inc.	4,395,980	78,908
American International Group Inc.	3,576,615	78,507
Ameriprise Financial Inc.	1,933,038	76,084
Fifth Third Bancorp	7,528,354	76,036
M&T Bank Corp.	1,028,027	71,859
* IntercontinentalExchange Inc.	601,525	71,136
Northern Trust Corp.	1,972,457	68,997
Weyerhaeuser Co.	4,408,827	68,557
Health Care REIT Inc.	1,452,358	67,970
Host Hotels & Resorts Inc.	5,779,620	63,229
Hartford Financial Services Group Inc.	3,645,842	58,844

Principal Financial Group Inc.	2,565,750	58,166
Invesco Ltd.	3,690,425	57,239
SLM Corp.	4,211,335	52,431
Unum Group	2,484,903	52,084
XL Group plc Class A	2,688,408	50,542
Moody's Corp.	1,648,015	50,182
Kimco Realty Corp.	3,332,640	50,090
NYSE Euronext	2,143,767	49,821
KeyCorp	7,802,674	46,270
Plum Creek Timber Co. Inc.	1,326,451	46,041
Lincoln National Corp.	2,523,923	39,449
Comerica Inc.	1,645,025	37,786
Leucadia National Corp.	1,621,727	36,781
* CB Richard Ellis Group Inc. Class A	2,661,155	35,819
Cincinnati Financial Corp.	1,335,496	35,164
People's United Financial Inc.	3,081,984	35,135
Regions Financial Corp.	10,303,983	34,312
Huntington Bancshares Inc.	7,066,943	33,921
Torchmark Corp.	860,676	30,003
Assurant Inc.	772,519	27,656
Legg Mason Inc.	1,071,966	27,560
Hudson City Bancorp Inc.	4,313,588	24,415
* NASDAQ OMX Group Inc.	1,042,604	24,126
* Genworth Financial Inc. Class A	4,015,384	23,048
Apartment Investment & Management Co.	987,884	21,852
Zions Bancorporation	1,507,133	21,205
* E*Trade Financial Corp.	2,077,138	18,923
^ Federated Investors Inc. Class B	759,232	13,309
First Horizon National Corp.	2,160,454	12,876
Janus Capital Group Inc.	1,522,533	9,135
		11,461,768
Health Care (12.1%)
Johnson & Johnson	22,435,604	1,429,372
Pfizer Inc.	63,876,836	1,129,342
Merck & Co. Inc.	25,222,938	825,042
Abbott Laboratories	12,743,981	651,727
Bristol-Myers Squibb Co.	13,964,641	438,210
Amgen Inc.	7,565,730	415,737
UnitedHealth Group Inc.	8,810,746	406,352
Eli Lilly & Co.	8,340,956	308,365
Medtronic Inc.	8,645,673	287,382
Baxter International Inc.	4,652,580	261,196
* Gilead Sciences Inc.	6,316,236	245,070
* Celgene Corp.	3,756,472	232,601
Allergan Inc.	2,517,721	207,410
WellPoint Inc.	2,952,909	192,766
* Biogen Idec Inc.	1,985,852	184,982
Covidien plc	4,040,076	178,167
* Thermo Fisher Scientific Inc.	3,126,675	158,335
* Express Scripts Inc.	3,997,232	148,177
* Medco Health Solutions Inc.	3,156,702	148,018
McKesson Corp.	2,016,659	146,611
Becton Dickinson and Co.	1,780,414	130,540
Stryker Corp.	2,702,570	127,372
Cardinal Health Inc.	2,821,498	118,164
* Intuitive Surgical Inc.	319,999	116,569
Aetna Inc.	3,053,273	110,986

Humana Inc.	1,365,400	99,306
St. Jude Medical Inc.	2,696,786	97,597
CIGNA Corp.	2,211,462	92,749
* Agilent Technologies Inc.	2,841,822	88,807
* Zimmer Holdings Inc.	1,559,600	83,439
AmerisourceBergen Corp. Class A	2,204,698	82,169
* Cerner Corp.	1,190,443	81,569
* Boston Scientific Corp.	12,527,846	74,040
* Watson Pharmaceuticals Inc.	1,029,671	70,275
* Forest Laboratories Inc.	2,247,214	69,192
* Edwards Lifesciences Corp.	941,283	67,095
* Laboratory Corp. of America Holdings	828,699	65,509
Quest Diagnostics Inc.	1,296,143	63,978
CR Bard Inc.	709,558	62,115
* Mylan Inc.	3,488,851	59,310
* Life Technologies Corp.	1,477,734	56,789
* Waters Corp.	747,758	56,448
* Cephalon Inc.	638,224	51,505
* Varian Medical Systems Inc.	958,730	50,007
* Hospira Inc.	1,350,079	49,953
* DaVita Inc.	764,507	47,912
* CareFusion Corp.	1,829,369	43,813
DENTSPLY International Inc.	1,156,925	35,506
* Coventry Health Care Inc.	1,216,060	35,035
Patterson Cos. Inc.	765,729	21,923
PerkinElmer Inc.	925,372	17,776
* Tenet Healthcare Corp.	3,877,451	16,014
		10,238,324
Industrials (10.2%)
General Electric Co.	86,785,910	1,322,617
United Technologies Corp.	7,439,839	523,467
United Parcel Service Inc. Class B	8,029,977	507,093
3M Co.	5,809,138	417,038
Caterpillar Inc.	5,289,543	390,580
Boeing Co.	6,067,498	367,144
Union Pacific Corp.	3,996,165	326,367
Honeywell International Inc.	6,406,003	281,288
Emerson Electric Co.	6,097,202	251,875
Deere & Co.	3,389,003	218,828
Danaher Corp.	4,658,727	195,387
Precision Castparts Corp.	1,179,296	183,333
FedEx Corp.	2,595,711	175,678
Norfolk Southern Corp.	2,847,430	173,750
General Dynamics Corp.	2,961,987	168,507
CSX Corp.	8,967,660	167,426
Illinois Tool Works Inc.	4,023,507	167,378
Lockheed Martin Corp.	2,253,334	163,682
Tyco International Ltd.	3,802,012	154,932
Cummins Inc.	1,594,196	130,182
Waste Management Inc.	3,865,073	125,847
Goodrich Corp.	1,023,587	123,526
Northrop Grumman Corp.	2,276,642	118,750
Raytheon Co.	2,895,256	118,329
PACCAR Inc.	2,991,519	101,173
Eaton Corp.	2,791,732	99,106
CH Robinson Worldwide Inc.	1,350,329	92,457
Fastenal Co.	2,416,466	80,420

Parker Hannifin Corp.	1,269,683	80,155
Ingersoll-Rand plc	2,710,056	76,125
WW Grainger Inc.	497,954	74,464
Republic Services Inc. Class A	2,619,539	73,504
Dover Corp.	1,522,572	70,952
Expeditors International of Washington Inc.	1,735,896	70,391
Stanley Black & Decker Inc.	1,378,015	67,661
Rockwell Collins Inc.	1,257,765	66,360
Fluor Corp.	1,422,594	66,222
Rockwell Automation Inc.	1,172,216	65,644
ITT Corp.	1,517,340	63,728
* Stericycle Inc.	705,138	56,919
Roper Industries Inc.	786,693	54,211
Joy Global Inc.	860,637	53,687
L-3 Communications Holdings Inc.	862,996	53,480
Southwest Airlines Co.	6,583,427	52,931
Iron Mountain Inc.	1,663,495	52,600
Pall Corp.	952,121	40,370
Textron Inc.	2,270,092	40,044
Flowserve Corp.	456,318	33,768
* Jacobs Engineering Group Inc.	1,044,100	33,714
* Quanta Services Inc.	1,737,302	32,644
Pitney Bowes Inc.	1,654,777	31,110
Equifax Inc.	1,002,056	30,803
Cintas Corp.	911,985	25,663
Robert Half International Inc.	1,184,679	25,139
Dun & Bradstreet Corp.	402,517	24,658
Avery Dennison Corp.	867,006	21,745
RR Donnelley & Sons Co.	1,536,657	21,698
Snap-on Inc.	476,190	21,143
Masco Corp.	2,928,566	20,851
Ryder System Inc.	418,470	15,697
		8,664,241
Information Technology (19.3%)
* Apple Inc.	7,590,151	2,893,214
International Business Machines Corp.	9,777,677	1,711,387
Microsoft Corp.	61,048,353	1,519,494
* Google Inc. Class A	2,061,953	1,060,627
Oracle Corp.	32,348,110	929,685
Intel Corp.	42,990,519	916,988
Cisco Systems Inc.	45,030,769	697,527
QUALCOMM Inc.	13,752,334	668,776
Hewlett-Packard Co.	16,981,609	381,237
Visa Inc. Class A	4,188,115	359,005
* EMC Corp.	16,906,265	354,862
Accenture plc Class A	5,276,161	277,948
Mastercard Inc. Class A	873,839	277,147
* eBay Inc.	9,390,815	276,935
Texas Instruments Inc.	9,459,057	252,084
Automatic Data Processing Inc.	4,009,206	189,034
* Dell Inc.	12,696,675	179,658
Corning Inc.	12,863,593	158,994
* Cognizant Technology Solutions Corp. Class A	2,486,199	155,885
* Yahoo! Inc.	10,337,701	136,044
Broadcom Corp. Class A	3,942,390	131,242
* Salesforce.com Inc.	1,109,462	126,789
* Intuit Inc.	2,489,109	118,083

	Applied Materials Inc.	10,787,562	111,651
	Motorola Solutions Inc.	2,471,347	103,549
*	NetApp Inc.	3,015,275	102,338
*	Symantec Corp.	6,136,152	100,019
*	Adobe Systems Inc.	4,042,022	97,696
*	Citrix Systems Inc.	1,541,700	84,069
	Altera Corp.	2,651,825	83,612
*	Motorola Mobility Holdings Inc.	2,141,718	80,914
	Xerox Corp.	11,491,533	80,096
*	SanDisk Corp.	1,958,826	79,039
	Western Union Co.	5,139,584	78,584
	Analog Devices Inc.	2,451,817	76,619
*	Juniper Networks Inc.	4,363,958	75,322
*	Teradata Corp.	1,377,471	73,736
	Paychex Inc.	2,637,838	69,560
*	Red Hat Inc.	1,580,564	66,795
*	NVIDIA Corp.	4,941,322	61,767
	CA Inc.	3,098,179	60,136
	Xilinx Inc.	2,170,328	59,554
*	Fiserv Inc.	1,158,674	58,826
	Amphenol Corp. Class A	1,390,832	56,704
*	Electronic Arts Inc.	2,737,357	55,979
*	BMC Software Inc.	1,436,702	55,399
	KLA-Tencor Corp.	1,367,505	52,348
*	Autodesk Inc.	1,873,764	52,053
	Linear Technology Corp.	1,866,292	51,603
	Fidelity National Information Services Inc.	2,029,575	49,359
*	Western Digital Corp.	1,909,516	49,113
	Microchip Technology Inc.	1,560,737	48,555
*	F5 Networks Inc.	661,052	46,968
*	Micron Technology Inc.	8,221,058	41,434
	VeriSign Inc.	1,362,065	38,969
	Computer Sciences Corp.	1,269,212	34,078
	Harris Corp.	984,036	33,625
	FLIR Systems Inc.	1,307,542	32,754
*,^ First Solar Inc.		480,454	30,369
*	Akamai Technologies Inc.	1,509,355	30,006
*	SAIC Inc.	2,258,520	26,673
	Jabil Circuit Inc.	1,490,132	26,509
*	LSI Corp.	4,684,334	24,265
*	Advanced Micro Devices Inc.	4,753,811	24,149
	Molex Inc.	1,118,586	22,786
	Total System Services Inc.	1,339,219	22,673
*	JDS Uniphase Corp.	1,865,070	18,595
*	Lexmark International Inc. Class A	648,583	17,531
*	Teradyne Inc.	1,523,596	16,775
*	Novellus Systems Inc.	570,203	15,544
*	Compuware Corp.	1,790,744	13,717
	Tellabs Inc.	2,989,332	12,824
*	MEMC Electronic Materials Inc.	1,880,755	9,855
*	Monster Worldwide Inc.	1,057,717	7,594
			16,395,333
Materials (3.3%)
	EI du Pont de Nemours & Co.	7,634,640	305,157
	Monsanto Co.	4,378,112	262,862
	Newmont Mining Corp.	4,046,043	254,496
	Freeport-McMoRan Copper & Gold Inc.	7,760,662	236,312

Praxair Inc.	2,473,888	231,259
Dow Chemical Co.	9,671,084	217,213
Air Products & Chemicals Inc.	1,745,111	133,274
Mosaic Co.	2,267,277	111,029
Ecolab Inc.	1,899,270	92,855
PPG Industries Inc.	1,289,739	91,133
Alcoa Inc.	8,709,759	83,352
International Paper Co.	3,577,486	83,177
Nucor Corp.	2,591,530	81,996
CF Industries Holdings Inc.	587,511	72,493
Sigma-Aldrich Corp.	999,714	61,772
Cliffs Natural Resources Inc.	1,195,684	61,183
Sherwin-Williams Co.	722,392	53,688
Ball Corp.	1,338,720	41,527
FMC Corp.	586,572	40,567
Eastman Chemical Co.	574,676	39,383
International Flavors & Fragrances Inc.	662,002	37,218
Airgas Inc.	557,197	35,560
MeadWestvaco Corp.	1,397,192	34,315
Allegheny Technologies Inc.	870,464	32,198
^ Vulcan Materials Co.	1,058,282	29,166
^ United States Steel Corp.	1,177,441	25,915
Bemis Co. Inc.	845,646	24,786
Sealed Air Corp.	1,310,118	21,879
* Owens-Illinois Inc.	1,343,564	20,315
Titanium Metals Corp.	682,184	10,219
AK Steel Holding Corp.	904,070	5,913
		2,832,212
Telecommunication Services (3.3%)
AT&T Inc.	48,516,695	1,383,696
Verizon Communications Inc.	23,174,367	852,817
* American Tower Corp. Class A	3,240,308	174,329
CenturyLink Inc.	5,047,169	167,162
* Sprint Nextel Corp.	24,518,267	74,535
Frontier Communications Corp.	8,149,345	49,792
Windstream Corp.	4,175,869	48,691
* MetroPCS Communications Inc.	2,399,076	20,896
		2,771,918
Utilities (3.9%)
Southern Co.	7,021,892	297,518
Dominion Resources Inc.	4,660,389	236,608
Exelon Corp.	5,425,690	231,189
Duke Energy Corp.	10,903,959	217,970
NextEra Energy Inc.	3,457,927	186,797
FirstEnergy Corp.	3,424,193	153,781
American Electric Power Co. Inc.	3,948,703	150,130
PG&E Corp.	3,293,444	139,346
Public Service Enterprise Group Inc.	4,142,166	138,224
Consolidated Edison Inc.	2,397,980	136,733
PPL Corp.	4,730,381	135,005
Progress Energy Inc.	2,412,091	124,753
Edison International	2,666,626	101,998
Sempra Energy	1,960,594	100,971
Xcel Energy Inc.	3,965,831	97,916
Entergy Corp.	1,446,861	95,912
CenterPoint Energy Inc.	3,485,538	68,386

DTE Energy Co.			1,385,971	67,940
Constellation Energy Group Inc.			1,648,469	62,741
Wisconsin Energy Corp.			1,913,938	59,887
Ameren Corp.			1,978,815	58,909
Oneok Inc.			847,496	55,969
* AES Corp.			5,381,608	52,525
NiSource Inc.			2,297,867	49,128
Northeast Utilities			1,448,521	48,743
* NRG Energy Inc.			1,974,790	41,885
CMS Energy Corp.			2,059,873	40,765
Pinnacle West Capital Corp.			893,140	38,351
SCANA Corp.			939,928	38,020
Pepco Holdings Inc.			1,853,213	35,063
Integrys Energy Group Inc.			638,124	31,026
TECO Energy Inc.			1,766,685	30,263
Nicor Inc.			372,715	20,503
				3,344,955
Total Common Stocks (Cost $85,318,739)				84,352,181
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.144%		643,561,023	643,561

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.045%	12/7/11	2,870	2,869
[4,5] Fannie Mae Discount Notes	0.080%	12/19/11	7,100	7,097
[4,5] Federal Home Loan Bank Discount Notes	0.075%	11/16/11	10,000	9,998
[4,5] Freddie Mac Discount Notes	0.050%	12/15/11	13,000	12,996
[4,5] Freddie Mac Discount Notes	0.080%	12/29/11	25,000	24,989
				57,949
Total Temporary Cash Investments (Cost $701,523)				701,510
Total Investments (100.2%) (Cost $86,020,262)				85,053,691
Other Assets and Liabilities-Net (-0.2%)[3]				(128,503)
Net Assets (100%)				84,925,188

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $74,034,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
3 Includes $77,920,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $57,879,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Institutional Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	84,352,181	—	—
Temporary Cash Investments	643,561	57,949	—
Futures Contracts—Assets[1]	2,045	—	—
Futures Contracts—Liabilities[1]	(19,043)	—	—
Total	84,978,744	57,949	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Institutional Index Fund

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2011	1,960	551,740	(26,741)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2011, the cost of investment securities for tax purposes was $86,020,262,000. Net unrealized depreciation of investment securities for tax purposes was $966,571,000, consisting of unrealized gains of $13,889,932,000 on securities that had risen in value since their purchase and $14,856,503,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments
As of September 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (11.6%)
	McDonald's Corp.	1,269,288	111,469
*	Amazon.com Inc.	442,414	95,663
	Walt Disney Co.	2,196,773	66,255
	Comcast Corp. Class A	3,163,121	66,109
	Home Depot Inc.	1,955,033	64,262
	News Corp. Class A	2,767,735	42,817
*	Ford Motor Co.	4,332,006	41,890
*	DIRECTV Class A	939,256	39,684
	Target Corp.	800,902	39,276
	Time Warner Inc.	1,310,029	39,262
	NIKE Inc. Class B	446,426	38,174
	Starbucks Corp.	917,040	34,196
	Lowe's Cos. Inc.	1,592,926	30,807
	Yum! Brands Inc.	569,552	28,130
*	priceline.com Inc.	60,730	27,296
	TJX Cos. Inc.	472,351	26,201
	Time Warner Cable Inc.	411,480	25,787
	Viacom Inc. Class B	656,312	25,426
	Johnson Controls Inc.	829,925	21,885
*	General Motors Co.	954,640	19,265
	Coach Inc.	359,141	18,614
*	Bed Bath & Beyond Inc.	304,756	17,466
*	Las Vegas Sands Corp.	445,856	17,094
	Carnival Corp.	558,033	16,908
	Kohl's Corp.	337,488	16,571
	CBS Corp. Class B	764,739	15,585
	McGraw-Hill Cos. Inc.	372,736	15,282
	Macy's Inc.	520,864	13,709
	VF Corp.	107,068	13,011
	Limited Brands Inc.	331,059	12,749
	Omnicom Group Inc.	343,894	12,669
	Staples Inc.	872,425	11,603
*	Chipotle Mexican Grill Inc. Class A	38,068	11,533
	Wynn Resorts Ltd.	99,195	11,415
	Ross Stores Inc.	143,693	11,307
*	O'Reilly Automotive Inc.	168,661	11,238
*	Dollar Tree Inc.	149,593	11,236
	Mattel Inc.	425,145	11,007
*	Liberty Interactive Corp. Class A	699,953	10,338
	Ralph Lauren Corp. Class A	77,961	10,112
*	AutoZone Inc.	31,102	9,927
	Harley-Davidson Inc.	288,990	9,921
	Nordstrom Inc.	215,961	9,865
	Genuine Parts Co.	192,439	9,776
	Marriott International Inc. Class A	351,646	9,579
	Best Buy Co. Inc.	405,782	9,455
	Starwood Hotels & Resorts Worldwide Inc.	239,599	9,301

Fortune Brands Inc.	170,435	9,217
Tiffany & Co.	148,356	9,023
Virgin Media Inc.	370,180	9,014
* BorgWarner Inc.	134,558	8,145
Gap Inc.	501,016	8,137
Family Dollar Stores Inc.	150,231	7,641
Darden Restaurants Inc.	167,391	7,156
* Sirius XM Radio Inc.	4,604,037	6,952
* Netflix Inc.	61,006	6,903
Abercrombie & Fitch Co.	107,892	6,642
* CarMax Inc.	277,382	6,616
* Discovery Communications Inc. Class A	170,912	6,430
* DISH Network Corp. Class A	253,395	6,350
* Dollar General Corp.	167,931	6,341
Expedia Inc.	243,446	6,269
* Apollo Group Inc. Class A	155,352	6,153
* Lululemon Athletica Inc.	122,554	5,962
Wyndham Worldwide Corp.	208,746	5,951
PetSmart Inc.	139,339	5,943
* Discovery Communications Inc.	165,906	5,832
Tractor Supply Co.	88,295	5,523
Lear Corp.	128,547	5,515
Advance Auto Parts Inc.	94,310	5,479
* Liberty Media Corp. - Liberty Capital Class A	82,075	5,427
* Fossil Inc.	66,074	5,356
International Game Technology	368,339	5,352
Autoliv Inc.	109,807	5,326
* Liberty Global Inc. Class A	145,608	5,268
JC Penney Co. Inc.	196,674	5,267
H&R Block Inc.	375,551	4,999
Hasbro Inc.	149,963	4,890
* Liberty Global Inc.	137,639	4,764
Whirlpool Corp.	93,664	4,675
^ Garmin Ltd.	143,116	4,547
* Deckers Outdoor Corp.	47,246	4,406
* Tempur-Pedic International Inc.	83,651	4,401
Interpublic Group of Cos. Inc.	602,605	4,339
PVH Corp.	74,495	4,339
Comcast Corp.	209,395	4,332
Scripps Networks Interactive Inc. Class A	115,051	4,276
Newell Rubbermaid Inc.	358,375	4,254
Gentex Corp.	175,849	4,229
* TRW Automotive Holdings Corp.	129,039	4,223
* NVR Inc.	6,879	4,155
* LKQ Corp.	170,238	4,113
Tupperware Brands Corp.	76,335	4,102
Cablevision Systems Corp. Class A	257,158	4,045
* GameStop Corp. Class A	173,945	4,018
Polaris Industries Inc.	80,264	4,011
* MGM Resorts International	421,892	3,919
* Dick's Sporting Goods Inc.	116,881	3,911
* Liberty Media Corp. - Liberty Starz Class A	60,730	3,860
Foot Locker Inc.	190,213	3,821
Royal Caribbean Cruises Ltd.	173,339	3,751
* Panera Bread Co. Class A	35,730	3,714
* Signet Jewelers Ltd.	106,718	3,607
Williams-Sonoma Inc.	116,249	3,579

*	Urban Outfitters Inc.	156,683	3,497
*	Ulta Salon Cosmetics & Fragrance Inc.	56,163	3,495
	Leggett & Platt Inc.	175,327	3,470
*	Big Lots Inc.	92,757	3,231
	DR Horton Inc.	354,973	3,209
*	Mohawk Industries Inc.	71,789	3,080
*	Under Armour Inc. Class A	46,262	3,072
	Jarden Corp.	107,899	3,049
*	Goodyear Tire & Rubber Co.	300,644	3,033
*,^ Sears Holdings Corp.		52,639	3,028
	DeVry Inc.	80,574	2,978
*	Hanesbrands Inc.	118,668	2,968
	Gannett Co. Inc.	297,203	2,832
*	Penn National Gaming Inc.	82,767	2,755
	Service Corp. International	295,475	2,707
*	Toll Brothers Inc.	184,670	2,665
	American Eagle Outfitters Inc.	217,056	2,544
	John Wiley & Sons Inc. Class A	56,828	2,524
*	Warnaco Group Inc.	54,465	2,510
	Chico's FAS Inc.	218,621	2,499
*	Crocs Inc.	104,931	2,484
	Harman International Industries Inc.	86,392	2,469
	Aaron's Inc.	93,864	2,370
	Weight Watchers International Inc.	40,627	2,367
	Sotheby's	83,017	2,289
	Guess? Inc.	80,251	2,286
	Lennar Corp. Class A	167,147	2,263
*	Ascena Retail Group Inc.	82,620	2,237
	Brinker International Inc.	104,447	2,185
*	Carter's Inc.	71,084	2,171
	Rent-A-Center Inc.	78,550	2,156
*	AMC Networks Inc. Class A	65,710	2,099
*	Sally Beauty Holdings Inc.	124,527	2,067
	Wolverine World Wide Inc.	60,956	2,027
	Washington Post Co. Class B	6,141	2,008
	Cinemark Holdings Inc.	105,715	1,996
	Dillard's Inc. Class A	45,236	1,967
*	Tenneco Inc.	74,382	1,905
	Wendy's Co.	413,781	1,899
*	Dana Holding Corp.	180,800	1,898
*,^ AutoNation Inc.		54,206	1,777
	Morningstar Inc.	30,929	1,746
*	Hyatt Hotels Corp. Class A	55,116	1,729
*	Life Time Fitness Inc.	46,761	1,723
*	Pulte Group Inc.	427,207	1,687
	Vail Resorts Inc.	44,590	1,685
*	HSN Inc.	50,348	1,668
*	Cheesecake Factory Inc.	67,242	1,658
*	Domino's Pizza Inc.	60,660	1,653
*	JOS A Bank Clothiers Inc.	34,274	1,598
*	Madison Square Garden Co. Class A	69,386	1,582
	Men's Wearhouse Inc.	59,826	1,560
	Pool Corp.	58,924	1,543
*	DreamWorks Animation SKG Inc. Class A	84,419	1,535
	Six Flags Entertainment Corp.	55,210	1,530
	RadioShack Corp.	131,002	1,522
*	Genesco Inc.	29,508	1,521

*	Childrens Place Retail Stores Inc.	32,502	1,512
*	ITT Educational Services Inc.	26,199	1,509
*	ANN Inc.	64,538	1,474
	Brunswick Corp.	104,758	1,471
	DSW Inc. Class A	31,828	1,470
*,^ Coinstar Inc.		36,401	1,456
*	Shutterfly Inc.	35,262	1,452
*	Live Nation Entertainment Inc.	179,955	1,441
*	Bally Technologies Inc.	53,225	1,436
	Hillenbrand Inc.	77,703	1,430
*	Iconix Brand Group Inc.	90,204	1,425
*,^ Tesla Motors Inc.		58,421	1,425
*	Steven Madden Ltd.	46,986	1,414
*	Buffalo Wild Wings Inc.	22,715	1,358
	Buckle Inc.	35,072	1,349
*	BJ's Restaurants Inc.	30,567	1,348
	Express Inc.	65,387	1,327
*	Lamar Advertising Co. Class A	76,862	1,309
	Finish Line Inc. Class A	64,577	1,291
*	Pier 1 Imports Inc.	131,980	1,291
*	WMS Industries Inc.	71,408	1,256
*	Career Education Corp.	95,936	1,252
	Regal Entertainment Group Class A	105,535	1,239
*	Saks Inc.	141,342	1,237
	Thor Industries Inc.	55,695	1,234
*	Vitamin Shoppe Inc.	32,387	1,213
	Monro Muffler Brake Inc.	35,924	1,184
*	Aeropostale Inc.	109,408	1,183
*	Hibbett Sports Inc.	34,386	1,165
*	Valassis Communications Inc.	61,603	1,154
	Cracker Barrel Old Country Store Inc.	28,754	1,152
*	Cabela's Inc.	56,009	1,148
	Strayer Education Inc.	14,958	1,147
	Matthews International Corp. Class A	36,858	1,134
	Arbitron Inc.	33,781	1,117
*	99 Cents Only Stores	60,583	1,116
*	Jack in the Box Inc.	56,013	1,116
	Scholastic Corp.	39,438	1,105
	Choice Hotels International Inc.	36,782	1,093
	Bob Evans Farms Inc.	37,487	1,069
	Texas Roadhouse Inc. Class A	80,442	1,063
	Group 1 Automotive Inc.	29,702	1,056
	Meredith Corp.	45,872	1,039
	Jones Group Inc.	110,764	1,020
	MDC Holdings Inc.	55,752	944
*	American Public Education Inc.	27,522	936
*	Orient-Express Hotels Ltd. Class A	135,404	936
	Regis Corp.	66,327	935
*	Collective Brands Inc.	71,457	926
	Ameristar Casinos Inc.	57,079	916
*	Asbury Automotive Group Inc.	53,364	880
*	Maidenform Brands Inc.	37,439	876
	National CineMedia Inc.	60,131	873
*	New York Times Co. Class A	149,646	869
	Penske Automotive Group Inc.	53,565	857
*	Gaylord Entertainment Co.	44,103	853
	Cato Corp. Class A	37,231	840

*	Ascent Capital Group Inc. Class A	21,212	834
	CEC Entertainment Inc.	27,917	795
*,^ Education Management Corp.		53,158	789
	American Greetings Corp. Class A	41,736	772
	Cooper Tire & Rubber Co.	69,810	760
	Churchill Downs Inc.	19,375	756
*	Liz Claiborne Inc.	150,631	753
*	Peet's Coffee & Tea Inc.	13,434	747
*	American Axle & Manufacturing Holdings Inc.	96,934	740
	International Speedway Corp. Class A	32,080	733
*	Lions Gate Entertainment Corp.	103,859	717
	Jakks Pacific Inc.	37,680	714
*	Helen of Troy Ltd.	28,360	712
	Belo Corp. Class A	145,378	711
	PF Chang's China Bistro Inc.	25,454	693
	Blyth Inc.	12,331	684
*	Krispy Kreme Doughnuts Inc.	97,884	668
*	Office Depot Inc.	321,494	662
*	Clear Channel Outdoor Holdings Inc. Class A	70,441	659
*	Blue Nile Inc.	18,588	656
*	Papa John's International Inc.	21,478	653
	Ethan Allen Interiors Inc.	47,054	640
*	Denny's Corp.	189,037	629
*	DineEquity Inc.	16,292	627
*	AFC Enterprises Inc.	51,733	612
*	G-III Apparel Group Ltd.	26,761	612
	Bebe Stores Inc.	90,948	611
*	America's Car-Mart Inc.	20,468	594
*	Biglari Holdings Inc.	2,002	593
*	True Religion Apparel Inc.	21,902	590
	Brown Shoe Co. Inc.	82,423	587
	Columbia Sportswear Co.	12,557	583
	Stewart Enterprises Inc. Class A	97,464	580
*	K12 Inc.	22,619	576
*	Amerigon Inc.	44,993	573
*	Select Comfort Corp.	40,605	567
	Standard Motor Products Inc.	43,689	567
*	Skechers U.S.A. Inc. Class A	39,277	551
*	iRobot Corp.	21,781	548
	KB Home	92,147	540
*,^ Vera Bradley Inc.		14,708	530
*	Meritage Homes Corp.	34,783	527
*	Capella Education Co.	18,531	526
*	Pinnacle Entertainment Inc.	57,806	525
*	Scientific Games Corp. Class A	73,485	523
	Drew Industries Inc.	25,937	518
	Barnes & Noble Inc.	43,513	515
*	Dunkin' Brands Group Inc.	18,300	507
*	Dorman Products Inc.	15,323	507
*	Charming Shoppes Inc.	193,342	503
	Ryland Group Inc.	47,149	502
*	Interval Leisure Group Inc.	37,436	499
	Oxford Industries Inc.	14,490	497
*	Steiner Leisure Ltd.	12,129	495
*	OfficeMax Inc.	100,742	489
	HOT Topic Inc.	62,995	481
*	Caribou Coffee Co. Inc.	40,135	474

*	Cavco Industries Inc.	13,535	466
*	Universal Technical Institute Inc.	34,175	464
*	Arctic Cat Inc.	31,839	461
	Harte-Hanks Inc.	53,935	457
*	Fuel Systems Solutions Inc.	22,709	436
	Callaway Golf Co.	82,903	429
	PEP Boys-Manny Moe & Jack	42,884	423
*	Sonic Corp.	59,390	420
*	Boyd Gaming Corp.	85,279	418
	Fred's Inc. Class A	38,658	412
*	La-Z-Boy Inc.	55,440	411
	Nutrisystem Inc.	33,208	402
*	Federal-Mogul Corp.	27,013	398
*	Red Robin Gourmet Burgers Inc.	16,259	392
*	Knology Inc.	28,606	371
*	Quiksilver Inc.	119,916	366
*	Modine Manufacturing Co.	38,574	349
	Sturm Ruger & Co. Inc.	13,386	348
*,^ Bridgepoint Education Inc.		19,835	346
*	Grand Canyon Education Inc.	21,249	343
	Carriage Services Inc. Class A	58,072	343
	Stage Stores Inc.	24,263	337
*	O'Charleys Inc.	56,435	335
	Lithia Motors Inc. Class A	22,896	329
*	Benihana Inc. Class A	38,200	329
*	Cost Plus Inc.	51,667	326
	Haverty Furniture Cos. Inc.	31,885	319
*	Shuffle Master Inc.	37,760	318
*	Wet Seal Inc. Class A	70,168	314
	CSS Industries Inc.	18,168	303
*	Build-A-Bear Workshop Inc.	57,952	296
	Movado Group Inc.	24,084	293
*	Ruby Tuesday Inc.	40,750	292
*	Isle of Capri Casinos Inc.	58,616	284
*	Audiovox Corp. Class A	51,391	282
	Cherokee Inc.	21,485	276
*	Perry Ellis International Inc.	14,548	274
*	Rue21 Inc.	11,899	270
	PetMed Express Inc.	29,645	267
	Christopher & Banks Corp.	73,023	258
	Big 5 Sporting Goods Corp.	42,380	258
*	Exide Technologies	64,324	257
	AH Belo Corp. Class A	59,617	250
	Lennar Corp. Class B	24,500	250
*	Zumiez Inc.	14,280	250
*	Winnebago Industries Inc.	36,087	250
*	Core-Mark Holding Co. Inc.	8,021	246
*	Town Sports International Holdings Inc.	33,684	245
*	Overstock.com Inc.	26,104	242
*	Standard Pacific Corp.	97,895	242
	Bassett Furniture Industries Inc.	34,218	241
	Sonic Automotive Inc. Class A	22,304	241
*	Fisher Communications Inc.	10,687	239
*,^ Eastman Kodak Co.		302,690	236
*	Lumber Liquidators Holdings Inc.	14,937	226
*	MarineMax Inc.	34,846	225
*	K-Swiss Inc. Class A	52,454	223

	Superior Industries International Inc.	14,209	220
*	Steinway Musical Instruments Inc.	9,824	212
*	Citi Trends Inc.	17,941	211
*	Casual Male Retail Group Inc.	54,572	205
*	Unifi Inc.	24,742	202
*,^ Conn's Inc.		27,772	199
*	Systemax Inc.	15,552	198
*	Corinthian Colleges Inc.	126,599	197
*	Tuesday Morning Corp.	55,799	196
*,^ Cumulus Media Inc. Class A		68,615	195
*	Leapfrog Enterprises Inc.	57,625	194
*	Carmike Cinemas Inc.	28,337	187
*	Cache Inc.	36,970	184
	Speedway Motorsports Inc.	15,106	182
	Marcus Corp.	18,302	182
*	Talbots Inc.	67,094	181
	Sinclair Broadcast Group Inc. Class A	24,888	178
*	EW Scripps Co. Class A	25,228	177
*	Morgans Hotel Group Co.	28,841	173
*	Universal Electronics Inc.	10,272	168
*	Kenneth Cole Productions Inc. Class A	15,309	164
	Stein Mart Inc.	26,281	164
^	World Wrestling Entertainment Inc. Class A	18,303	163
*	Entercom Communications Corp. Class A	30,800	162
	Lincoln Educational Services Corp.	19,632	159
*	Kirkland's Inc.	17,249	158
*	Beazer Homes USA Inc.	98,327	148
*	Bravo Brio Restaurant Group Inc.	8,605	143
*	Journal Communications Inc. Class A	47,472	141
	Ambassadors Group Inc.	24,275	139
*	Marine Products Corp.	40,551	139
*	Bluegreen Corp.	65,697	138
*	Learning Tree International Inc.	17,928	131
*	Hovnanian Enterprises Inc. Class A	106,744	130
	Shiloh Industries Inc.	14,402	129
*	1-800-Flowers.com Inc. Class A	55,246	128
	Einstein Noah Restaurant Group Inc.	9,681	124
	Bon-Ton Stores Inc.	24,699	123
*	Pacific Sunwear of California Inc.	101,374	122
*	Midas Inc.	14,809	121
*	Nautilus Inc.	78,451	118
*	Archipelago Learning Inc.	13,960	117
	Strattec Security Corp.	4,751	114
	Books-A-Million Inc.	48,683	113
*	Multimedia Games Holding Co. Inc.	27,848	113
	CPI Corp.	17,641	109
*	New York & Co. Inc.	33,806	108
*	Body Central Corp.	5,872	107
*	Luby's Inc.	26,003	107
*	Martha Stewart Living Omnimedia Class A	34,157	107
*	hhgregg Inc.	10,524	103
	Destination Maternity Corp.	7,784	100
*	Coldwater Creek Inc.	78,742	98
	Weyco Group Inc.	4,377	98
*	Furniture Brands International Inc.	46,692	96
*	Valuevision Media Inc. Class A	40,501	96
	News Corp. Class B	6,073	95

*	Shoe Carnival Inc.	3,885	92
*	Carrols Restaurant Group Inc.	10,096	90
*	AC Moore Arts & Crafts Inc.	79,300	84
*	Smith & Wesson Holding Corp.	33,155	84
	Gaiam Inc. Class A	24,536	83
*	Culp Inc.	9,563	81
*	Monarch Casino & Resort Inc.	8,199	80
*	Geeknet Inc.	3,963	80
*	Zale Corp.	27,104	77
	Hooker Furniture Corp.	8,480	77
*	Gray Television Inc.	49,174	77
*	West Marine Inc.	9,785	75
*	dELiA*s Inc.	56,204	74
*	Rentrak Corp.	5,681	72
*	Kid Brands Inc.	27,010	71
*	Stoneridge Inc.	13,257	69
*	Cosi Inc.	95,907	69
*	Libbey Inc.	6,533	69
	Flexsteel Industries	4,539	68
*	Entravision Communications Corp. Class A	64,615	66
	Dover Downs Gaming & Entertainment Inc.	28,574	64
*	McClatchy Co. Class A	45,878	61
*	Century Casinos Inc.	21,680	57
*	Navarre Corp.	33,043	56
*	Delta Apparel Inc.	3,566	56
	Lifetime Brands Inc.	5,762	56
	Escalade Inc.	10,787	54
*	M/I Homes Inc.	8,310	50
*	Johnson Outdoors Inc. Class A	3,043	47
*	Stanley Furniture Co. Inc.	15,291	45
*	Benihana Inc. Class A	5,006	43
	Spartan Motors Inc.	10,244	42
*	Harris Interactive Inc.	83,901	41
*	Red Lion Hotels Corp.	6,001	40
*	Motorcar Parts of America Inc.	4,800	40
	Collectors Universe	2,637	39
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		15,407	39
*	Jamba Inc.	29,276	38
*	Heelys Inc.	18,666	38
*	LodgeNet Interactive Corp.	21,301	36
*	Cambium Learning Group Inc.	12,034	36
*	Dixie Group Inc.	10,757	34
	Skyline Corp.	3,395	32
*	Famous Dave's Of America Inc.	3,756	32
*	McCormick & Schmick's Seafood Restaurants Inc.	4,605	32
*	Sealy Corp.	19,540	29
*	Media General Inc. Class A	15,014	29
*	MTR Gaming Group Inc.	14,610	29
*	ReachLocal Inc.	2,620	28
*	Radio One Inc.	22,730	28
*	Nexstar Broadcasting Group Inc. Class A	4,178	28
*	Emerson Radio Corp.	17,970	27
*,^ Atrinsic Inc.		11,794	27
*	Reading International Inc. Class A	6,019	26
*	Saga Communications Inc. Class A	852	25
*	American Apparel Inc.	31,165	25
*	Ruth's Hospitality Group Inc.	5,449	23

*,^ Lee Enterprises Inc.		29,385	23
*	Orbitz Worldwide Inc.	10,170	22
*	LIN TV Corp. Class A	9,843	21
	Salem Communications Corp. Class A	9,336	21
*	Duckwall-ALCO Stores Inc.	2,176	20
	Mac-Gray Corp.	1,482	19
*	US Auto Parts Network Inc.	3,601	18
*	TravelCenters of America LLC	5,100	18
*	Gordmans Stores Inc.	1,448	17
*	Daily Journal Corp.	264	17
*	Trans World Entertainment Corp.	8,958	17
*	Black Diamond Inc.	2,270	15
*	Hastings Entertainment Inc.	4,944	15
*	Entertainment Gaming Asia Inc.	54,853	14
*	Empire Resorts Inc.	17,700	14
*	Bidz.com Inc.	25,690	13
*	Hollywood Media Corp.	7,061	10
	Outdoor Channel Holdings Inc.	1,761	10
*	SuperMedia Inc.	5,398	8
*	Canterbury Park Holding Corp.	818	8
*	Hallwood Group Inc.	804	7
*	Lakes Entertainment Inc.	2,747	7
*	Great Wolf Resorts Inc.	2,551	7
	Educational Development Corp.	1,122	6
*	Dover Motorsports Inc.	4,709	6
*	Wonder Auto Technology Inc.	5,838	6
*	Princeton Review Inc.	32,613	4
*	Spanish Broadcasting System Inc.	1,705	3
*	Dex One Corp.	4,578	3
*	Radio One Inc. Class A	1,680	2
	Gaming Partners International Corp.	309	2
*	Forward Industries Inc.	557	1
*	Premier Exhibitions Inc.	319	1
*	Vitacost.com Inc.	123	1
	Frisch's Restaurants Inc.	29	1
*	Rick's Cabaret International Inc.	64	—
*	Morton's Restaurant Group Inc.	62	—
*	Joe's Jeans Inc.	260	—
*	Universal Travel Group	118	—
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	332	—
*	Sport Chalet Inc. Class A	37	—
	National American University Holdings Inc.	8	—
*	Tandy Brands Accessories Inc.	42	—
*	Private Media Group Inc.	69	—
*	SPAR Group Inc.	29	—
*	Sport Chalet Inc. Class B	5	—
			1,790,019
Consumer Staples (10.2%)
	Procter & Gamble Co.	3,414,812	215,748
	Coca-Cola Co.	2,520,595	170,291
	Philip Morris International Inc.	2,175,674	135,719
	Wal-Mart Stores Inc.	2,336,563	121,268
	PepsiCo Inc.	1,933,674	119,694
	Altria Group Inc.	2,560,975	68,660
	Kraft Foods Inc.	2,043,007	68,604
	CVS Caremark Corp.	1,658,778	55,702
	Colgate-Palmolive Co.	598,023	53,033

Costco Wholesale Corp.	534,388	43,884
Walgreen Co.	1,119,971	36,836
Kimberly-Clark Corp.	480,602	34,128
General Mills Inc.	780,982	30,044
HJ Heinz Co.	393,650	19,871
Lorillard Inc.	175,752	19,456
Archer-Daniels-Midland Co.	780,313	19,360
Sysco Corp.	713,730	18,486
Mead Johnson Nutrition Co.	249,969	17,205
Kellogg Co.	310,753	16,529
Reynolds American Inc.	427,795	16,034
Kroger Co.	704,785	15,477
* Green Mountain Coffee Roasters Inc.	156,169	14,514
Estee Lauder Cos. Inc. Class A	147,129	12,924
ConAgra Foods Inc.	500,200	12,115
Hershey Co.	201,693	11,948
Whole Foods Market Inc.	182,711	11,933
Sara Lee Corp.	679,941	11,117
Clorox Co.	163,066	10,816
Dr Pepper Snapple Group Inc.	270,763	10,500
Bunge Ltd.	180,032	10,494
JM Smucker Co.	141,858	10,340
Avon Products Inc.	526,226	10,314
Coca-Cola Enterprises Inc.	399,196	9,932
* Hansen Natural Corp.	91,830	8,016
Molson Coors Brewing Co. Class B	200,600	7,946
Church & Dwight Co. Inc.	175,174	7,743
Herbalife Ltd.	144,425	7,741
Campbell Soup Co.	236,059	7,641
Safeway Inc.	435,163	7,237
Brown-Forman Corp. Class B	102,918	7,219
McCormick & Co. Inc.	147,405	6,804
Tyson Foods Inc. Class A	380,163	6,600
* Energizer Holdings Inc.	85,427	5,676
* Ralcorp Holdings Inc.	67,741	5,196
Hormel Foods Corp.	180,453	4,876
* Constellation Brands Inc. Class A	232,643	4,188
Corn Products International Inc.	94,174	3,695
* Smithfield Foods Inc.	183,569	3,580
* BJ's Wholesale Club Inc.	67,191	3,443
Nu Skin Enterprises Inc. Class A	68,620	2,780
Flowers Foods Inc.	142,535	2,774
* TreeHouse Foods Inc.	43,744	2,705
Diamond Foods Inc.	27,222	2,172
Ruddick Corp.	54,702	2,133
* United Natural Foods Inc.	56,533	2,094
Casey's General Stores Inc.	46,909	2,048
* Dean Foods Co.	226,208	2,006
* Darling International Inc.	144,030	1,813
SUPERVALU Inc.	262,685	1,749
Lancaster Colony Corp.	24,037	1,466
Pricesmart Inc.	22,297	1,390
* Fresh Market Inc.	35,868	1,369
* Hain Celestial Group Inc.	43,047	1,315
Fresh Del Monte Produce Inc.	51,738	1,200
Sanderson Farms Inc.	24,561	1,167
Universal Corp.	28,737	1,031

	Vector Group Ltd.	55,336	951
	Andersons Inc.	26,592	895
	B&G Foods Inc. Class A	52,579	877
	J&J Snack Foods Corp.	18,188	874
^	Cal-Maine Foods Inc.	26,709	839
*	Boston Beer Co. Inc. Class A	10,842	788
*	Rite Aid Corp.	789,938	774
*	Elizabeth Arden Inc.	25,827	735
	Snyders-Lance Inc.	34,220	713
	WD-40 Co.	17,824	710
	Tootsie Roll Industries Inc.	27,274	658
*	Smart Balance Inc.	43,584	643
*	Central European Distribution Corp.	84,362	591
	Coca-Cola Bottling Co. Consolidated	10,642	590
*	Central Garden and Pet Co. Class A	72,400	513
	Inter Parfums Inc.	32,473	502
*	Prestige Brands Holdings Inc.	53,270	482
*	Chiquita Brands International Inc.	57,681	481
*	Heckmann Corp.	82,191	435
*	Winn-Dixie Stores Inc.	70,659	418
*	Medifast Inc.	25,596	413
*	Pantry Inc.	33,815	410
	Weis Markets Inc.	10,653	395
*	Spectrum Brands Holdings Inc.	16,111	381
	Nash Finch Co.	13,968	376
*	Central Garden and Pet Co.	54,405	375
*	Smart Balance Inc.	60,880	359
*	Susser Holdings Corp.	17,839	356
	Ingles Markets Inc. Class A	23,046	328
	Alico Inc.	15,023	295
*	Omega Protein Corp.	31,783	289
*,^ Star Scientific Inc.		124,347	287
*	Dole Food Co. Inc.	24,526	245
*	Alliance One International Inc.	94,863	231
	National Beverage Corp.	14,583	221
	Spartan Stores Inc.	13,343	207
*	Pilgrim's Pride Corp.	46,030	197
*	Revlon Inc. Class A	14,862	183
*	John B Sanfilippo & Son Inc.	22,171	177
*	USANA Health Sciences Inc.	6,233	171
*	Lifeway Foods Inc.	15,345	164
	Schiff Nutrition International Inc.	14,214	157
	Calavo Growers Inc.	6,052	124
	Griffin Land & Nurseries Inc.	4,456	114
	Oil-Dri Corp. of America	5,107	95
	Farmer Bros Co.	16,855	93
*	Overhill Farms Inc.	22,256	82
*	Primo Water Corp.	14,190	80
*	Parlux Fragrances Inc.	23,537	76
	Imperial Sugar Co.	10,290	66
*	Inventure Foods Inc.	15,484	60
*	Jones Soda Co.	80,705	56
*	Reddy Ice Holdings Inc.	44,122	55
	MGP Ingredients Inc.	9,902	50
*	Physicians Formula Holdings Inc.	16,081	44
*	Nutraceutical International Corp.	2,978	38
	Female Health Co.	8,917	36

* Mannatech Inc.	47,134	25
Limoneira Co.	1,683	24
* Craft Brewers Alliance Inc.	3,700	21
Bridgford Foods Corp.	2,030	19
* Seneca Foods Corp. Class A	857	17
Reliv International Inc.	10,512	17
Orchids Paper Products Co.	926	12
Village Super Market Inc. Class A	242	6
* Crystal Rock Holdings Inc.	80	—
		1,582,685
Energy (10.8%)
Exxon Mobil Corp.	6,026,503	437,705
Chevron Corp.	2,459,329	227,537
ConocoPhillips	1,642,814	104,023
Schlumberger Ltd.	1,660,059	99,155
Occidental Petroleum Corp.	994,438	71,102
Anadarko Petroleum Corp.	608,638	38,375
Apache Corp.	469,067	37,638
Halliburton Co.	1,119,407	34,164
Devon Energy Corp.	491,607	27,255
National Oilwell Varco Inc.	517,505	26,507
Baker Hughes Inc.	531,691	24,543
EOG Resources Inc.	328,307	23,313
Chesapeake Energy Corp.	804,561	20,557
Hess Corp.	374,049	19,623
Spectra Energy Corp.	795,155	19,505
Marathon Oil Corp.	871,074	18,798
Williams Cos. Inc.	719,463	17,512
El Paso Corp.	940,713	16,444
Noble Energy Inc.	215,836	15,281
* Southwestern Energy Co.	425,541	14,183
* Cameron International Corp.	299,687	12,449
Valero Energy Corp.	697,589	12,403
Marathon Petroleum Corp.	434,380	11,754
Range Resources Corp.	196,434	11,484
Peabody Energy Corp.	331,207	11,221
* Weatherford International Ltd.	911,681	11,132
* FMC Technologies Inc.	293,940	11,052
Murphy Oil Corp.	224,740	9,925
Consol Energy Inc.	277,214	9,406
EQT Corp.	173,610	9,264
Noble Corp.	308,447	9,053
* Concho Resources Inc.	120,074	8,542
Pioneer Natural Resources Co.	129,052	8,488
Cabot Oil & Gas Corp.	128,407	7,950
HollyFrontier Corp.	256,826	6,734
* Newfield Exploration Co.	165,142	6,554
* Kinder Morgan Management LLC	105,412	6,187
Southern Union Co.	145,705	5,911
QEP Resources Inc.	217,105	5,877
Cimarex Energy Co.	105,263	5,863
* Denbury Resources Inc.	493,609	5,676
Helmerich & Payne Inc.	131,401	5,335
* Ultra Petroleum Corp.	187,836	5,207
* Whiting Petroleum Corp.	143,532	5,035
Core Laboratories NV	56,028	5,033
* Alpha Natural Resources Inc.	279,014	4,936

	SM Energy Co.	78,231	4,745
*	Rowan Cos. Inc.	156,566	4,727
	Oceaneering International Inc.	133,383	4,714
	Diamond Offshore Drilling Inc.	85,618	4,687
	Sunoco Inc.	148,771	4,613
*	Nabors Industries Ltd.	352,916	4,327
*	Dresser-Rand Group Inc.	97,543	3,953
*	Plains Exploration & Production Co.	173,247	3,934
	Arch Coal Inc.	260,145	3,793
*	Brigham Exploration Co.	144,382	3,647
	Energen Corp.	88,511	3,619
	Kinder Morgan Inc.	136,229	3,527
*	Tesoro Corp.	176,958	3,445
	Patterson-UTI Energy Inc.	190,442	3,302
*	Oil States International Inc.	62,949	3,205
*	McDermott International Inc.	288,587	3,105
	World Fuel Services Corp.	87,004	2,841
*	Continental Resources Inc.	55,791	2,699
	Tidewater Inc.	63,809	2,683
*	Superior Energy Services Inc.	97,745	2,565
*	SandRidge Energy Inc.	454,534	2,527
	CARBO Ceramics Inc.	24,263	2,488
*	Atwood Oceanics Inc.	71,722	2,464
*	CVR Energy Inc.	108,150	2,286
*	Rosetta Resources Inc.	65,081	2,227
*	Dril-Quip Inc.	39,565	2,133
*	Bill Barrett Corp.	58,428	2,117
	SEACOR Holdings Inc.	25,320	2,031
	Berry Petroleum Co. Class A	57,067	2,019
	Lufkin Industries Inc.	37,591	2,000
*	Forest Oil Corp.	132,904	1,914
	Bristow Group Inc.	44,920	1,906
*	Unit Corp.	50,332	1,858
*	Energy XXI Bermuda Ltd.	82,401	1,767
	EXCO Resources Inc.	158,249	1,696
*	Helix Energy Solutions Group Inc.	124,280	1,628
*	Gran Tierra Energy Inc.	319,842	1,526
*	Key Energy Services Inc.	158,340	1,503
*	Complete Production Services Inc.	77,740	1,465
*	Oasis Petroleum Inc.	62,908	1,405
*,^ Northern Oil and Gas Inc.		69,862	1,355
*	Gulfport Energy Corp.	53,258	1,288
*	Swift Energy Co.	52,862	1,287
*	Cloud Peak Energy Inc.	75,593	1,281
*	Kodiak Oil & Gas Corp.	242,437	1,263
*	Global Industries Ltd.	151,086	1,197
*	McMoRan Exploration Co.	117,934	1,171
*	Cobalt International Energy Inc.	144,323	1,113
*	Gulfmark Offshore Inc.	29,354	1,067
*	Enbridge Energy Management LLC	38,747	1,065
*	Carrizo Oil & Gas Inc.	45,443	979
*	Patriot Coal Corp.	113,303	959
*,^ Clean Energy Fuels Corp.		82,980	923
	RPC Inc.	55,346	903
*	Quicksilver Resources Inc.	116,523	883
*	Stone Energy Corp.	54,269	880
*	Comstock Resources Inc.	55,507	858

	Contango Oil & Gas Co.	15,003	821
*	Western Refining Inc.	62,730	782
*	Tetra Technologies Inc.	97,037	749
*	Approach Resources Inc.	43,757	743
*	Exterran Holdings Inc.	75,328	732
*	Hornbeck Offshore Services Inc.	28,922	720
*	Clayton Williams Energy Inc.	16,608	711
*,^ ATP Oil & Gas Corp.		91,422	705
	Crosstex Energy Inc.	50,376	679
*	ION Geophysical Corp.	143,453	679
*	Goodrich Petroleum Corp.	57,276	677
*	Newpark Resources Inc.	107,377	654
*	SemGroup Corp. Class A	31,886	636
*	Basic Energy Services Inc.	42,988	609
*	Vaalco Energy Inc.	119,643	581
*	Parker Drilling Co.	127,107	558
*,^ BPZ Resources Inc.		199,958	554
	Targa Resources Corp.	18,311	545
*	Pioneer Drilling Co.	70,714	508
	W&T Offshore Inc.	36,824	507
*	Petroleum Development Corp.	25,526	495
*	Hyperdynamics Corp.	131,771	488
*,^ Abraxas Petroleum Corp.		181,786	480
*	Amyris Inc.	23,499	476
*	Hercules Offshore Inc.	162,455	474
*,^ Harvest Natural Resources Inc.		55,304	474
*	Endeavour International Corp.	59,130	472
^	Overseas Shipholding Group Inc.	34,290	471
	Delek US Holdings Inc.	37,724	425
	Gulf Island Fabrication Inc.	20,136	416
*	FX Energy Inc.	100,541	415
	Penn Virginia Corp.	71,080	396
*	Energy Partners Ltd.	35,603	394
*	Matrix Service Co.	45,738	389
*	Callon Petroleum Co.	100,014	387
*	Resolute Energy Corp.	33,817	384
*	Dawson Geophysical Co.	14,479	341
*	Cal Dive International Inc.	174,276	333
*	Cheniere Energy Inc.	60,572	312
	Alon USA Energy Inc.	49,054	301
*	Rex Energy Corp.	22,944	290
*,^ GMX Resources Inc.		126,772	288
*	Gastar Exploration Ltd.	94,518	284
*	Venoco Inc.	31,040	273
*	James River Coal Co.	41,211	263
*	Petroquest Energy Inc.	47,148	259
*	Tesco Corp.	21,186	246
*	Triangle Petroleum Corp.	67,646	243
*	Georesources Inc.	13,488	240
*	Magnum Hunter Resources Corp.	66,968	222
*	Natural Gas Services Group Inc.	16,485	211
*	OYO Geospace Corp.	3,275	184
*	Oilsands Quest Inc.	869,328	183
^	Houston American Energy Corp.	13,059	180
*	USEC Inc.	110,834	178
*	PHI Inc.	9,055	173
*	Global Geophysical Services Inc.	21,281	170

*	CREDO Petroleum Corp.	19,272	161
*	Bolt Technology Corp.	15,895	160
*	Mitcham Industries Inc.	12,173	136
*	Double Eagle Petroleum Co.	21,047	134
*	Willbros Group Inc.	29,763	124
	Adams Resources & Energy Inc.	5,283	107
*	Vantage Drilling Co.	82,293	103
*	Warren Resources Inc.	37,647	90
*,^ CAMAC Energy Inc.		138,136	83
*	Delta Petroleum Corp.	34,691	74
*	ENGlobal Corp.	26,662	72
*	REX American Resources Corp.	4,267	72
*	Westmoreland Coal Co.	9,078	70
*	HKN Inc.	28,657	64
*	Evolution Petroleum Corp.	8,483	60
*	Toreador Resources Corp.	18,622	57
*	Union Drilling Inc.	12,160	57
*	Green Plains Renewable Energy Inc.	5,716	53
	Panhandle Oil and Gas Inc. Class A	1,832	52
*	Geokinetics Inc.	21,455	52
	General Maritime Corp.	184,620	48
*	TransAtlantic Petroleum Ltd.	55,600	46
*	Rentech Inc.	58,126	45
*,^ Uranium Energy Corp.		14,828	41
*	Evergreen Energy Inc.	40,683	36
*	Gasco Energy Inc.	164,589	31
*	Crimson Exploration Inc.	13,582	29
*	Syntroleum Corp.	28,793	25
*	TGC Industries Inc.	3,992	18
*	Atlas Energy Inc. Escrow	82,734	8
*	Cano Petroleum Inc.	49,785	8
*	Barnwell Industries Inc.	2,036	7
*	Verenium Corp.	2,972	7
*	Uranium Resources Inc.	8,178	6
*	GeoGlobal Resources Inc.	19,882	5
*	RAM Energy Resources Inc.	4,137	3
*	Pacific Ethanol Inc.	3,912	1
*	Uranerz Energy Corp.	381	1
*	Isramco Inc.	8	—
*	PrimeEnergy Corp.	10	—
*	Cubic Energy Inc.	223	—
*	GeoMet Inc.	161	—
*	Tri-Valley Corp.	249	—
*	GreenHunter Energy Inc.	41	—
			1,664,760
Financials (14.3%)
	Wells Fargo & Co.	6,147,093	148,268
	JPMorgan Chase & Co.	4,861,380	146,425
	Citigroup Inc.	3,555,145	91,083
	Bank of America Corp.	12,396,598	75,867
*	Berkshire Hathaway Inc. Class B	1,039,583	73,852
	American Express Co.	1,323,581	59,429
	Goldman Sachs Group Inc.	601,724	56,893
	US Bancorp	2,357,020	55,484
	Simon Property Group Inc.	358,869	39,468
	MetLife Inc.	1,293,108	36,220
	PNC Financial Services Group Inc.	643,765	31,023

Bank of New York Mellon Corp.	1,519,067	28,239
Prudential Financial Inc.	594,482	27,857
ACE Ltd.	412,703	25,010
Travelers Cos. Inc.	512,358	24,967
Morgan Stanley	1,700,761	22,960
Capital One Financial Corp.	561,078	22,236
Chubb Corp.	357,878	21,469
Aflac Inc.	572,184	19,998
State Street Corp.	616,600	19,830
Public Storage	177,370	19,750
Annaly Capital Management Inc.	1,163,492	19,349
CME Group Inc.	77,934	19,203
Equity Residential	360,467	18,697
BB&T Corp.	852,023	18,174
Franklin Resources Inc.	189,951	18,167
Marsh & McLennan Cos. Inc.	670,120	17,785
HCP Inc.	496,720	17,415
BlackRock Inc.	113,231	16,759
Ventas Inc.	334,954	16,547
Boston Properties Inc.	178,121	15,871
Discover Financial Services	667,256	15,307
Aon Corp.	363,856	15,275
T Rowe Price Group Inc.	317,689	15,176
Allstate Corp.	638,884	15,135
Vornado Realty Trust	202,822	15,135
Charles Schwab Corp.	1,318,102	14,855
Loews Corp.	400,106	13,824
Progressive Corp.	759,750	13,493
ProLogis Inc.	555,835	13,479
AvalonBay Communities Inc.	115,029	13,119
American International Group Inc.	580,119	12,734
SunTrust Banks Inc.	656,755	11,789
Ameriprise Financial Inc.	296,339	11,664
Fifth Third Bancorp	1,123,883	11,351
* IntercontinentalExchange Inc.	89,947	10,637
Weyerhaeuser Co.	658,821	10,245
Health Care REIT Inc.	216,242	10,120
M&T Bank Corp.	137,524	9,613
Northern Trust Corp.	266,225	9,313
Host Hotels & Resorts Inc.	842,691	9,219
Principal Financial Group Inc.	394,637	8,946
Invesco Ltd.	567,515	8,802
Hartford Financial Services Group Inc.	519,520	8,385
SLM Corp.	648,217	8,070
Unum Group	376,466	7,891
Moody's Corp.	250,819	7,637
Kimco Realty Corp.	499,818	7,512
NYSE Euronext	321,532	7,472
XL Group plc Class A	378,448	7,115
* CIT Group Inc.	233,945	7,105
KeyCorp	1,167,633	6,924
Plum Creek Timber Co. Inc.	198,890	6,904
Willis Group Holdings plc	200,778	6,901
Macerich Co.	160,780	6,854
General Growth Properties Inc.	534,309	6,465
Digital Realty Trust Inc.	116,996	6,454
New York Community Bancorp Inc.	537,176	6,392

Federal Realty Investment Trust	76,471	6,302
Lincoln National Corp.	383,412	5,993
SL Green Realty Corp.	101,991	5,931
UDR Inc.	263,818	5,841
Leucadia National Corp.	255,717	5,800
American Capital Agency Corp.	211,651	5,736
Comerica Inc.	247,220	5,679
Rayonier Inc.	149,796	5,511
* Arch Capital Group Ltd.	166,111	5,428
Everest Re Group Ltd.	66,810	5,303
People's United Financial Inc.	463,389	5,283
Realty Income Corp.	163,599	5,274
Regions Financial Corp.	1,546,339	5,149
Huntington Bancshares Inc.	1,062,753	5,101
Cincinnati Financial Corp.	190,939	5,027
* Affiliated Managers Group Inc.	63,945	4,991
Torchmark Corp.	140,116	4,884
* CB Richard Ellis Group Inc. Class A	359,192	4,835
Essex Property Trust Inc.	40,103	4,814
Camden Property Trust	86,185	4,763
Alexandria Real Estate Equities Inc.	75,925	4,661
* Berkshire Hathaway Inc. Class A	43	4,592
* MSCI Inc. Class A	147,606	4,477
Legg Mason Inc.	173,636	4,464
WR Berkley Corp.	147,983	4,394
Assurant Inc.	118,521	4,243
Reinsurance Group of America Inc. Class A	90,798	4,172
TD Ameritrade Holding Corp.	281,794	4,144
PartnerRe Ltd.	78,863	4,122
Liberty Property Trust	141,567	4,121
* Markel Corp.	11,340	4,050
RenaissanceRe Holdings Ltd.	63,455	4,048
Senior Housing Properties Trust	187,495	4,039
Fidelity National Financial Inc. Class A	260,946	3,961
Axis Capital Holdings Ltd.	151,403	3,927
Regency Centers Corp.	110,746	3,913
BRE Properties Inc.	90,218	3,820
HCC Insurance Holdings Inc.	139,064	3,762
Transatlantic Holdings Inc.	77,069	3,739
Arthur J Gallagher & Co.	135,741	3,570
* NASDAQ OMX Group Inc.	152,477	3,528
Chimera Investment Corp.	1,267,925	3,512
Ares Capital Corp.	252,810	3,481
* Genworth Financial Inc. Class A	605,811	3,477
Taubman Centers Inc.	69,011	3,472
Piedmont Office Realty Trust Inc. Class A	213,392	3,451
Raymond James Financial Inc.	132,574	3,442
White Mountains Insurance Group Ltd.	8,436	3,423
First Niagara Financial Group Inc.	370,931	3,394
Home Properties Inc.	58,726	3,333
Hudson City Bancorp Inc.	583,962	3,305
Duke Realty Corp.	312,225	3,278
Eaton Vance Corp.	146,101	3,254
Apartment Investment & Management Co.	146,813	3,248
Hospitality Properties Trust	151,816	3,223
Commerce Bancshares Inc.	91,534	3,181
Zions Bancorporation	225,903	3,178

* E*Trade Financial Corp.	344,797	3,141
American Campus Communities Inc.	83,717	3,115
National Retail Properties Inc.	115,869	3,113
Cullen/Frost Bankers Inc.	67,808	3,110
MFA Financial Inc.	437,268	3,070
Weingarten Realty Investors	141,747	3,001
DDR Corp.	271,804	2,963
* American Capital Ltd.	433,176	2,954
American Financial Group Inc.	94,855	2,947
Mack-Cali Realty Corp.	106,791	2,857
SEI Investments Co.	183,222	2,818
Equity Lifestyle Properties Inc.	44,740	2,805
Jones Lang LaSalle Inc.	52,800	2,736
East West Bancorp Inc.	182,901	2,727
Mid-America Apartment Communities Inc.	45,067	2,714
Old Republic International Corp.	303,018	2,703
BioMed Realty Trust Inc.	161,566	2,677
* Signature Bank	56,009	2,673
Waddell & Reed Financial Inc. Class A	106,591	2,666
Brown & Brown Inc.	149,394	2,659
Hancock Holding Co.	98,686	2,643
Erie Indemnity Co. Class A	36,826	2,621
Tanger Factory Outlet Centers	100,040	2,602
ProAssurance Corp.	35,731	2,573
Highwoods Properties Inc.	89,065	2,517
Douglas Emmett Inc.	145,464	2,487
Allied World Assurance Co. Holdings AG	44,624	2,397
CapitalSource Inc.	378,840	2,326
Hatteras Financial Corp.	91,819	2,310
Washington Real Estate Investment Trust	81,368	2,293
Kilroy Realty Corp.	71,789	2,247
Assured Guaranty Ltd.	203,733	2,239
Entertainment Properties Trust	57,402	2,238
City National Corp.	58,856	2,222
Alleghany Corp.	7,701	2,222
Capitol Federal Financial Inc.	206,516	2,181
Bank of Hawaii Corp.	59,222	2,156
Post Properties Inc.	61,248	2,128
Jefferies Group Inc.	170,670	2,118
Valley National Bancorp	198,785	2,105
^ Federated Investors Inc. Class B	116,751	2,047
Extra Space Storage Inc.	109,572	2,041
LaSalle Hotel Properties	104,727	2,011
Invesco Mortgage Capital Inc.	142,172	2,009
Aspen Insurance Holdings Ltd.	87,124	2,007
Hanover Insurance Group Inc.	56,030	1,989
Omega Healthcare Investors Inc.	124,805	1,988
Associated Banc-Corp	213,626	1,987
CBL & Associates Properties Inc.	174,753	1,985
Starwood Property Trust Inc.	115,088	1,975
* SVB Financial Group	52,970	1,960
Validus Holdings Ltd.	78,600	1,959
First Horizon National Corp.	324,579	1,935
CommonWealth REIT	101,450	1,925
Corporate Office Properties Trust	87,737	1,911
* Popular Inc.	1,259,094	1,889
Fulton Financial Corp.	245,781	1,880

	Cash America International Inc.	36,229	1,854
	Apollo Investment Corp.	241,283	1,814
	Prosperity Bancshares Inc.	54,857	1,793
	Colonial Properties Trust	97,480	1,770
	Washington Federal Inc.	138,804	1,768
	Alterra Capital Holdings Ltd.	91,017	1,727
*	Forest City Enterprises Inc. Class A	161,404	1,721
	TCF Financial Corp.	186,624	1,710
*	CNO Financial Group Inc.	310,212	1,678
	First American Financial Corp.	129,366	1,656
	Protective Life Corp.	105,840	1,654
*	Stifel Financial Corp.	61,462	1,632
	BOK Financial Corp.	33,897	1,589
*	Ezcorp Inc. Class A	55,178	1,575
	Iberiabank Corp.	33,377	1,571
	CBOE Holdings Inc.	64,137	1,569
	Potlatch Corp.	49,599	1,563
	Endurance Specialty Holdings Ltd.	45,282	1,546
	Northwest Bancshares Inc.	129,722	1,545
	Kemper Corp.	64,313	1,541
	StanCorp Financial Group Inc.	55,296	1,525
	FirstMerit Corp.	133,563	1,517
	Healthcare Realty Trust Inc.	89,425	1,507
	RLI Corp.	23,546	1,497
	DuPont Fabros Technology Inc.	75,316	1,483
	Two Harbors Investment Corp.	166,448	1,470
*	First Cash Financial Services Inc.	35,014	1,469
	DiamondRock Hospitality Co.	208,028	1,454
*	Knight Capital Group Inc. Class A	117,371	1,427
	Platinum Underwriters Holdings Ltd.	45,853	1,410
	Webster Financial Corp.	91,956	1,407
	Westamerica Bancorporation	36,109	1,384
*	Howard Hughes Corp.	32,837	1,382
	Montpelier Re Holdings Ltd.	77,824	1,376
	Janus Capital Group Inc.	228,728	1,372
	Trustmark Corp.	75,429	1,369
*,^ MBIA Inc.		186,426	1,355
	DCT Industrial Trust Inc.	304,644	1,337
	Brandywine Realty Trust	166,475	1,333
*	Portfolio Recovery Associates Inc.	21,358	1,329
	FNB Corp.	154,908	1,328
	Delphi Financial Group Inc.	61,332	1,320
	Mercury General Corp.	34,090	1,307
	UMB Financial Corp.	40,252	1,291
	EastGroup Properties Inc.	33,782	1,288
	Sovran Self Storage Inc.	34,419	1,279
	Anworth Mortgage Asset Corp.	188,112	1,279
*,^ St. Joe Co.		85,127	1,276
	Umpqua Holdings Corp.	142,250	1,250
	Community Bank System Inc.	54,993	1,248
	Medical Properties Trust Inc.	139,334	1,247
*	Ocwen Financial Corp.	93,938	1,241
	Equity One Inc.	78,230	1,241
	National Health Investors Inc.	29,316	1,235
	Acadia Realty Trust	65,690	1,228
	CYS Investments Inc.	101,490	1,227
	PS Business Parks Inc.	24,305	1,204

Alexander's Inc.	3,250	1,173
National Penn Bancshares Inc.	162,192	1,137
NBT Bancorp Inc.	60,579	1,128
Wintrust Financial Corp.	43,679	1,127
* PHH Corp.	70,027	1,126
^ Prospect Capital Corp.	133,805	1,125
Tower Group Inc.	49,117	1,123
* DFC Global Corp.	51,210	1,119
United Bankshares Inc.	55,603	1,117
* World Acceptance Corp.	19,766	1,106
Argo Group International Holdings Ltd.	38,943	1,105
Glacier Bancorp Inc.	117,210	1,098
Capstead Mortgage Corp.	95,083	1,097
Associated Estates Realty Corp.	70,770	1,094
Redwood Trust Inc.	97,447	1,089
Old National Bancorp	116,338	1,084
Cathay General Bancorp	93,299	1,062
Glimcher Realty Trust	149,637	1,059
Lexington Realty Trust	161,854	1,059
CVB Financial Corp.	137,393	1,057
Synovus Financial Corp.	973,668	1,042
* Texas Capital Bancshares Inc.	44,934	1,027
International Bancshares Corp.	77,742	1,022
Columbia Banking System Inc.	71,040	1,017
Franklin Street Properties Corp.	89,574	1,013
* First Industrial Realty Trust Inc.	125,029	1,000
* CubeSmart	116,259	992
Astoria Financial Corp.	128,262	986
First Financial Bancorp	71,407	985
First Midwest Bancorp Inc.	134,414	984
Bank of the Ozarks Inc.	46,916	982
Evercore Partners Inc. Class A	42,225	963
* Altisource Portfolio Solutions SA	26,927	953
Oritani Financial Corp.	74,090	953
First Citizens BancShares Inc. Class A	6,560	942
Greenhill & Co. Inc.	32,806	938
Cohen & Steers Inc.	32,468	933
* Strategic Hotels & Resorts Inc.	213,843	922
Fifth Street Finance Corp.	98,306	916
BancorpSouth Inc.	103,729	911
MB Financial Inc.	61,554	906
* TFS Financial Corp.	110,459	898
Government Properties Income Trust	41,349	889
Home Bancshares Inc.	41,909	889
ARMOUR Residential REIT Inc.	128,808	876
Amtrust Financial Services Inc.	39,034	869
Brookline Bancorp Inc.	112,667	869
BlackRock Kelso Capital Corp.	118,730	867
First Financial Bankshares Inc.	32,809	858
American Equity Investment Life Holding Co.	97,018	849
Saul Centers Inc.	24,965	844
BGC Partners Inc. Class A	139,358	840
Symetra Financial Corp.	102,545	836
Cousins Properties Inc.	142,220	832
Boston Private Financial Holdings Inc.	138,400	814
* MF Global Holdings Ltd.	196,155	810
Susquehanna Bancshares Inc.	146,684	802

City Holding Co.	29,602	799
Independent Bank Corp.	36,574	795
Harleysville Group Inc.	13,478	793
Chemical Financial Corp.	51,286	785
PacWest Bancorp	55,984	780
* Sunstone Hotel Investors Inc.	137,082	780
PrivateBancorp Inc. Class A	102,198	769
* Investors Bancorp Inc.	60,098	759
Primerica Inc.	35,019	755
Advance America Cash Advance Centers Inc.	102,350	753
Berkshire Hills Bancorp Inc.	40,414	746
Oriental Financial Group Inc.	77,040	745
S&T Bancorp Inc.	46,020	744
FBL Financial Group Inc. Class A	27,804	740
* Enstar Group Ltd.	7,751	738
Infinity Property & Casualty Corp.	14,039	737
First Potomac Realty Trust	58,977	735
Selective Insurance Group Inc.	55,135	720
Park National Corp.	13,393	708
Ashford Hospitality Trust Inc.	100,631	706
First Commonwealth Financial Corp.	188,935	699
MarketAxess Holdings Inc.	26,851	699
Provident Financial Services Inc.	64,968	698
* Pinnacle Financial Partners Inc.	63,504	695
Employers Holdings Inc.	54,431	695
* iStar Financial Inc.	118,273	688
Chesapeake Lodging Trust	56,726	685
American National Insurance Co.	9,831	681
* AMERISAFE Inc.	36,732	676
* Hilltop Holdings Inc.	91,559	660
* Navigators Group Inc.	15,257	659
Community Trust Bancorp Inc.	28,010	652
First Busey Corp.	149,749	651
Pebblebrook Hotel Trust	41,388	648
* Credit Acceptance Corp.	10,057	647
* Beneficial Mutual Bancorp Inc.	86,684	646
LTC Properties Inc.	25,312	641
Dime Community Bancshares Inc.	63,146	640
* Citizens Republic Bancorp Inc.	91,083	630
Arrow Financial Corp.	27,558	613
* Encore Capital Group Inc.	27,864	609
Bancfirst Corp.	18,341	608
* FPIC Insurance Group Inc.	14,491	606
Interactive Brokers Group Inc.	43,157	601
Flushing Financial Corp.	55,150	596
* ICG Group Inc.	63,494	585
Cardinal Financial Corp.	67,785	584
* Green Dot Corp. Class A	18,600	583
Hersha Hospitality Trust Class A	167,744	580
Flagstone Reinsurance Holdings SA	74,588	578
* Financial Engines Inc.	31,798	576
Agree Realty Corp.	26,274	572
Inland Real Estate Corp.	77,873	569
Newcastle Investment Corp.	139,048	566
* Ameris Bancorp	64,929	566
Solar Capital Ltd.	28,074	565
* LPL Investment Holdings Inc.	22,119	562

Sun Communities Inc.	15,931	561
Banner Corp.	43,283	554
KBW Inc.	39,306	542
Northfield Bancorp Inc.	40,819	540
Nelnet Inc. Class A	28,246	530
Capital Southwest Corp.	7,133	528
Hudson Valley Holding Corp.	30,115	525
Duff & Phelps Corp. Class A	49,075	523
Walter Investment Management Corp.	22,521	516
GFI Group Inc.	128,326	516
Colony Financial Inc.	39,750	514
Safety Insurance Group Inc.	13,538	512
Education Realty Trust Inc.	59,564	512
Federal Agricultural Mortgage Corp.	26,807	510
* Cowen Group Inc. Class A	185,141	502
ViewPoint Financial Group	43,672	500
Calamos Asset Management Inc. Class A	49,769	498
Arlington Asset Investment Corp. Class A	20,708	498
NorthStar Realty Finance Corp.	150,640	497
Bryn Mawr Bank Corp.	29,943	496
GAMCO Investors Inc.	12,580	496
* Intl. FCStone Inc.	23,544	489
CreXus Investment Corp.	54,889	487
* Investment Technology Group Inc.	47,736	467
Trustco Bank Corp. NY	104,615	467
Horace Mann Educators Corp.	40,755	465
* Greenlight Capital Re Ltd. Class A	22,346	463
Bancorp Rhode Island Inc.	10,897	462
* MGIC Investment Corp.	246,862	462
Camden National Corp.	16,467	448
Lakeland Financial Corp.	21,702	448
Southside Bancshares Inc.	24,408	440
Excel Trust Inc.	44,562	429
WesBanco Inc.	24,622	426
Investors Real Estate Trust	58,747	423
* Global Indemnity plc	24,753	423
Cedar Shopping Centers Inc.	135,881	423
Provident New York Bancorp	72,313	421
Alliance Financial Corp.	14,911	418
* Citizens Inc.	64,960	416
Hercules Technology Growth Capital Inc.	48,420	413
BankFinancial Corp.	61,769	410
Bank of Marin Bancorp	12,360	408
Radian Group Inc.	181,980	399
* Pico Holdings Inc.	19,314	396
Pennsylvania Real Estate Investment Trust	49,956	386
Simmons First National Corp. Class A	17,629	383
* Gramercy Capital Corp.	119,602	376
* Piper Jaffray Cos.	20,797	373
Enterprise Financial Services Corp.	27,422	373
Abington Bancorp Inc.	51,410	370
United Fire & Casualty Co.	20,162	357
Meadowbrook Insurance Group Inc.	39,838	355
Apollo Commercial Real Estate Finance Inc.	26,796	353
1st Source Corp.	16,688	348
* HFF Inc. Class A	39,285	343
Artio Global Investors Inc. Class A	42,612	339

Baldwin & Lyons Inc.	15,838	338
* National Financial Partners Corp.	30,911	338
* Forestar Group Inc.	30,812	336
Consolidated-Tomoka Land Co.	12,327	324
Ames National Corp.	20,535	321
SCBT Financial Corp.	12,988	321
Renasant Corp.	25,177	321
Presidential Life Corp.	38,884	320
* BRT Realty Trust	51,374	320
* Central Pacific Financial Corp.	30,557	315
CoBiz Financial Inc.	70,259	314
MCG Capital Corp.	78,902	312
Republic Bancorp Inc. Class A	17,608	312
Great Southern Bancorp Inc.	18,410	309
* Arbor Realty Trust Inc.	81,287	307
Capital City Bank Group Inc.	29,455	306
Gladstone Capital Corp.	44,033	302
Getty Realty Corp.	20,503	296
Chatham Lodging Trust	29,765	295
Cogdell Spencer Inc.	77,759	293
Gladstone Investment Corp.	41,355	281
* Ladenburg Thalmann Financial Services Inc.	179,035	278
* eHealth Inc.	19,983	273
First Merchants Corp.	38,367	271
Sandy Spring Bancorp Inc.	18,267	267
Maiden Holdings Ltd.	36,089	267
* Avatar Holdings Inc.	32,398	265
Bank Mutual Corp.	100,812	263
Retail Opportunity Investments Corp.	23,710	263
Donegal Group Inc. Class A	21,753	262
Heartland Financial USA Inc.	17,430	247
Edelman Financial Group Inc.	37,653	243
* Safeguard Scientifics Inc.	15,984	240
* Marlin Business Services Corp.	22,605	240
* American Safety Insurance Holdings Ltd.	12,865	237
* Capital Trust Inc. Class A	104,694	233
Centerstate Banks Inc.	44,258	231
* First Defiance Financial Corp.	17,266	231
Lakeland Bancorp Inc.	29,392	230
National Western Life Insurance Co. Class A	1,687	229
* Nara Bancorp Inc.	37,572	228
* Center Financial Corp.	48,389	227
ESSA Bancorp Inc.	21,591	227
* Doral Financial Corp.	208,027	227
PennyMac Mortgage Investment Trust	14,225	226
PennantPark Investment Corp.	24,878	222
* Virtus Investment Partners Inc.	4,060	218
* Western Alliance Bancorp	39,507	217
* MPG Office Trust Inc.	102,026	215
Hudson Pacific Properties Inc.	18,281	213
^ Life Partners Holdings Inc.	35,038	212
Medallion Financial Corp.	22,697	211
Parkway Properties Inc.	18,778	207
Campus Crest Communities Inc.	18,725	204
* Phoenix Cos. Inc.	165,792	202
* FelCor Lodging Trust Inc.	86,358	201
* Meridian Interstate Bancorp Inc.	18,299	200

	Universal Health Realty Income Trust	5,809	195
	US Global Investors Inc. Class A	28,710	195
*	Sterling Financial Corp.	15,672	194
*	FBR & Co.	81,335	194
	American National Bankshares Inc.	10,688	193
	Ramco-Gershenson Properties Trust	23,343	191
*	Gleacher & Co. Inc.	158,064	188
	SY Bancorp Inc.	10,072	188
	Crawford & Co. Class B	34,032	182
	EMC Insurance Group Inc.	9,778	180
	Dynex Capital Inc.	22,247	179
	Sierra Bancorp	19,154	175
*	Tejon Ranch Co.	7,130	170
	Sabra Healthcare REIT Inc.	17,703	169
	First Financial Holdings Inc.	42,032	169
	First of Long Island Corp.	7,411	168
*	AmeriServ Financial Inc.	88,046	167
	OneBeacon Insurance Group Ltd. Class A	12,126	165
*	NewStar Financial Inc.	17,242	161
	Center Bancorp Inc.	16,612	160
	StellarOne Corp.	15,422	153
	First Financial Corp.	5,546	153
	Tompkins Financial Corp.	4,199	150
	Stewart Information Services Corp.	16,924	150
	Washington Trust Bancorp Inc.	7,328	145
	Asta Funding Inc.	17,759	144
	Bar Harbor Bankshares	4,984	140
	Resource Capital Corp.	27,468	137
	MVC Capital Inc.	13,096	137
	Main Street Capital Corp.	7,715	137
	TowneBank	11,815	134
	Urstadt Biddle Properties Inc. Class A	8,352	133
	First Community Bancshares Inc.	13,063	133
	Westfield Financial Inc.	20,216	133
*	First Marblehead Corp.	130,399	133
*	Eagle Bancorp Inc.	11,086	131
*	Asset Acceptance Capital Corp.	37,492	126
	First Bancorp	12,435	125
	Bridge Bancorp Inc.	6,804	125
	Crawford & Co. Class A	33,005	124
	Epoch Holding Corp.	9,021	122
	Trico Bancshares	9,667	119
	Triangle Capital Corp.	7,707	117
*	American Independence Corp.	24,191	117
*	United Community Banks Inc.	13,586	115
	Clifton Savings Bancorp Inc.	12,482	114
	Merchants Bancshares Inc.	4,158	111
	German American Bancorp Inc.	6,894	111
	State Auto Financial Corp.	8,247	108
	SWS Group Inc.	22,584	106
	OceanFirst Financial Corp.	9,036	105
*,^ BankAtlantic Bancorp Inc. Class A		172,716	105
	Diamond Hill Investment Group Inc.	1,514	105
	Coresite Realty Corp.	7,270	104
	Resource America Inc. Class A	22,622	102
	FXCM Inc. Class A	7,000	98
*	CompuCredit Holdings Corp.	34,921	97

	Financial Institutions Inc.	6,824	97
	Century Bancorp Inc. Class A	4,130	96
	Investors Title Co.	2,618	92
^	RAIT Financial Trust	27,057	92
	WSFS Financial Corp.	2,747	87
	Mission West Properties Inc.	11,214	85
	CapLease Inc.	23,004	83
	CFS Bancorp Inc.	19,042	83
	Kite Realty Group Trust	22,297	82
*	Guaranty Bancorp	65,951	79
*	Bridge Capital Holdings	7,649	77
*	CIFC Corp.	17,731	77
	SeaBright Holdings Inc.	10,396	75
	Institutional Financial Markets Inc.	39,382	75
*,^ BancTrust Financial Group Inc.		31,127	73
	Kohlberg Capital Corp.	12,042	70
	Univest Corp. of Pennsylvania	5,060	67
	Union First Market Bankshares Corp.	6,274	67
*	Hanmi Financial Corp.	79,675	66
*	Primus Guaranty Ltd.	12,484	66
*	Flagstar Bancorp Inc.	133,173	65
	TICC Capital Corp.	7,631	62
*	PMI Group Inc.	301,471	60
	Kaiser Federal Financial Group Inc.	5,065	60
	MainSource Financial Group Inc.	6,829	60
*	First Financial Northwest Inc.	10,288	58
*	Cape Bancorp Inc.	7,639	54
	Sterling Bancorp	7,360	53
	Monmouth Real Estate Investment Corp. Class A	6,635	53
	Oppenheimer Holdings Inc. Class A	3,280	53
*	Metro Bancorp Inc.	6,058	52
	One Liberty Properties Inc.	3,525	52
	ESB Financial Corp.	4,350	48
	Citizens & Northern Corp.	3,193	47
	Winthrop Realty Trust	5,302	46
*,^ Anchor Bancorp Wisconsin Inc.		85,708	45
*	Grubb & Ellis Co.	106,143	45
	Ameriana Bancorp	11,164	43
*	West Coast Bancorp	2,934	41
*	Thomas Properties Group Inc.	18,002	41
*	Firstcity Financial Corp.	6,068	40
	Nicholas Financial Inc.	4,116	40
	Golub Capital BDC Inc.	2,666	40
	Suffolk Bancorp	4,640	39
*	First Acceptance Corp.	31,377	39
	First Pactrust Bancorp Inc.	3,225	37
	Kennedy-Wilson Holdings Inc.	3,352	36
	VIST Financial Corp.	6,454	35
	Peoples Bancorp Inc.	3,136	35
	Central Bancorp Inc.	2,000	34
	Westwood Holdings Group Inc.	960	33
*	Hallmark Financial Services	4,490	33
*	NewBridge Bancorp	8,541	33
*	Mercantile Bank Corp.	4,071	32
	Eastern Insurance Holdings Inc.	2,351	31
	PMC Commercial Trust	3,945	31
	West Bancorporation Inc.	3,588	30

*	Republic First Bancorp Inc.	19,317	30
*	Netspend Holdings Inc.	5,858	30
	Roma Financial Corp.	3,657	30
	CNB Financial Corp.	2,306	30
*	Affirmative Insurance Holdings Inc.	18,300	29
	Kansas City Life Insurance Co.	934	29
	UMH Properties Inc.	3,150	29
	Pulaski Financial Corp.	4,255	28
*	Hampton Roads Bankshares Inc.	5,951	28
*	Consumer Portfolio Services Inc.	27,554	27
*	Virginia Commerce Bancorp Inc.	4,336	25
*	Macatawa Bank Corp.	9,356	25
	Gladstone Commercial Corp.	1,583	25
	NGP Capital Resources Co.	3,760	25
	North Central Bancshares Inc.	1,596	24
*	First BanCorp	8,382	23
*	Colony Bankcorp Inc.	8,747	23
	Rockville Financial Inc.	2,398	23
*	Tree.com Inc.	4,506	23
*	Maui Land & Pineapple Co. Inc.	4,926	22
*	American River Bankshares	4,369	21
*	Bancorp Inc.	2,941	21
*	Gain Capital Holdings Inc.	3,300	21
	Provident Financial Holdings Inc.	2,366	21
	United Financial Bancorp Inc.	1,509	21
	Alliance Bancorp Inc. of Pennsylvania	1,919	20
	Meta Financial Group Inc.	1,065	20
*	Heritage Commerce Corp.	5,119	20
*	Waterstone Financial Inc.	7,258	20
	Bank of Kentucky Financial Corp.	937	19
	QC Holdings Inc.	6,388	19
	Heritage Financial Corp.	1,680	19
*	Southwest Bancorp Inc.	4,391	19
	Peapack Gladstone Financial Corp.	1,781	18
	Eastern Virginia Bankshares Inc.	7,531	18
	Citizens South Banking Corp.	4,075	17
*,^ Penson Worldwide Inc.		11,175	16
	National Interstate Corp.	710	16
	First M&F Corp.	4,721	15
*	21st Century Holding Co.	6,330	15
*	BCSB Bancorp Inc.	1,216	14
*	Wilshire Bancorp Inc.	4,940	14
*	First Place Financial Corp.	14,860	13
	Federal Agricultural Mortgage Corp. Class A	1,021	13
*	Stratus Properties Inc.	1,643	13
*	Sun Bancorp Inc.	4,829	13
	TF Financial Corp.	662	13
*	North Valley Bancorp	1,335	13
	Codorus Valley Bancorp Inc.	1,213	12
	Independence Holding Co.	1,651	12
	First South Bancorp Inc.	3,190	12
*	Pacific Mercantile Bancorp	3,311	11
	Shore Bancshares Inc.	2,438	11
*	United Community Financial Corp.	7,740	11
*	Camco Financial Corp.	8,557	10
*	Atlantic Coast Financial Corp.	4,671	9
*	Unity Bancorp Inc.	1,345	9

Home Federal Bancorp Inc.	1,068	8
Middleburg Financial Corp.	539	8
HopFed Bancorp Inc.	1,411	8
* Seacoast Banking Corp. of Florida	4,924	7
First United Corp.	1,861	7
Indiana Community Bancorp	461	7
Parkvale Financial Corp.	349	6
* Preferred Bank	793	6
Wayne Savings Bancshares Inc.	693	6
Northrim BanCorp Inc.	303	6
* Farmers Capital Bank Corp.	1,229	5
* Old Second Bancorp Inc.	4,290	5
* Green Bankshares Inc.	3,973	5
State Bancorp Inc.	441	5
* Jefferson Bancshares Inc.	1,639	5
Firstbank Corp.	878	4
MutualFirst Financial Inc.	544	4
HF Financial Corp.	396	3
* HMN Financial Inc.	1,737	3
* Timberland Bancorp Inc.	706	3
* Premierwest Bancorp	2,834	3
Peoples Financial Corp.	187	2
* Independent Bank Corp.	1,015	2
* ZipRealty Inc.	1,295	2
Territorial Bancorp Inc.	91	2
New Hampshire Thrift Bancshares Inc.	141	2
* Royal Bancshares of Pennsylvania Inc.	1,796	2
THL Credit Inc.	117	1
National Bankshares Inc.	51	1
First Interstate Bancsystem Inc.	110	1
Washington Banking Co.	114	1
Pacific Continental Corp.	130	1
Penns Woods Bancorp Inc.	27	1
* 1st United Bancorp Inc.	175	1
Tower Bancorp Inc.	40	1
Terreno Realty Corp.	65	1
* Harris & Harris Group Inc.	229	1
* MetroCorp Bancshares Inc.	159	1
First Bancorp Inc.	62	1
* Home Bancorp Inc.	53	1
Orrstown Financial Services Inc.	53	1
United Security Bancshares	128	1
* First Financial Service Corp.	438	1
JMP Group Inc.	111	1
Midsouth Bancorp Inc.	54	1
Fox Chase Bancorp Inc.	43	1
* Encore Bancshares Inc.	51	1
C&F Financial Corp.	23	1
Citizens Holding Co.	29	1
* Valley National Bancorp Warrants Exp. 10/19/11	240	1
Universal Insurance Holdings Inc.	131	1
Union Bankshares Inc.	25	1
* Taylor Capital Group Inc.	75	1
Horizon Bancorp	18	1
Ohio Valley Banc Corp.	28	1
Oneida Financial Corp.	52	—
Norwood Financial Corp.	18	—

Hingham Institution for Savings	9	—
Auburn National Bancorporation Inc.	18	—
* Intervest Bancshares Corp. Class A	131	—
Commercial National Financial Corp.	17	—
* Princeton National Bancorp Inc.	100	—
SI Financial Group Inc.	31	—
California First National Bancorp	19	—
Old Point Financial Corp.	27	—
Salisbury Bancorp Inc.	11	—
Landmark Bancorp Inc.	16	—
* 1st Constitution Bancorp	31	—
Community Bank Shares of Indiana Inc.	22	—
Hawthorn Bancshares Inc.	28	—
* United Bancshares Inc.	23	—
Cheviot Financial Corp.	23	—
ECB Bancorp Inc.	16	—
Mid Penn Bancorp Inc.	24	—
* First Citizens Banc Corp.	54	—
* Yadkin Valley Financial Corp.	114	—
* Community Capital Corp.	66	—
* Community Bankers Trust Corp.	151	—
LNB Bancorp Inc.	46	—
* Tower Financial Corp.	24	—
* United Security Bancshares	57	—
* Rodman & Renshaw Capital Group Inc.	129	—
* Southern Community Financial Corp.	118	—
* MBT Financial Corp.	114	—
National Security Group Inc.	11	—
* Summit Financial Group Inc.	44	—
* Vestin Realty Mortgage II Inc.	90	—
* Severn Bancorp Inc.	41	—
WVS Financial Corp.	11	—
Prudential Bancorp Inc. of Pennsylvania	19	—
Porter Bancorp Inc.	25	—
Heritage Financial Group Inc.	9	—
* WSB Holdings Inc.	35	—
* Transcontinental Realty Investors Inc.	12	—
* First Security Group Inc.	11	—
* Berkshire Bancorp Inc.	1	—
		2,217,206
Health Care (12.1%)
Johnson & Johnson	3,353,514	213,652
Pfizer Inc.	9,666,216	170,899
Merck & Co. Inc.	3,776,043	123,514
Abbott Laboratories	1,901,413	97,238
Bristol-Myers Squibb Co.	2,087,029	65,491
Amgen Inc.	1,137,402	62,500
UnitedHealth Group Inc.	1,325,408	61,128
Eli Lilly & Co.	1,274,638	47,123
Medtronic Inc.	1,309,233	43,519
Baxter International Inc.	697,709	39,169
* Gilead Sciences Inc.	962,826	37,358
* Celgene Corp.	566,096	35,053
Allergan Inc.	372,798	30,711
WellPoint Inc.	449,141	29,320
Covidien plc	606,451	26,744
* Biogen Idec Inc.	280,744	26,151

* Thermo Fisher Scientific Inc.	468,801	23,740
* Medco Health Solutions Inc.	489,104	22,934
* Express Scripts Inc.	614,895	22,794
McKesson Corp.	308,383	22,419
Becton Dickinson and Co.	267,565	19,618
Cardinal Health Inc.	428,871	17,961
* Intuitive Surgical Inc.	48,055	17,505
Aetna Inc.	464,269	16,876
Stryker Corp.	355,923	16,775
Humana Inc.	205,996	14,982
St. Jude Medical Inc.	402,217	14,556
* Alexion Pharmaceuticals Inc.	223,390	14,310
CIGNA Corp.	330,989	13,882
* Agilent Technologies Inc.	422,140	13,192
* Zimmer Holdings Inc.	234,815	12,563
AmerisourceBergen Corp. Class A	335,148	12,491
* Cerner Corp.	174,858	11,981
* Vertex Pharmaceuticals Inc.	251,984	11,223
* Boston Scientific Corp.	1,869,574	11,049
* Forest Laboratories Inc.	350,060	10,778
* Watson Pharmaceuticals Inc.	154,698	10,558
* Edwards Lifesciences Corp.	140,234	9,996
Perrigo Co.	102,013	9,906
* Laboratory Corp. of America Holdings	123,060	9,728
Quest Diagnostics Inc.	192,408	9,497
CR Bard Inc.	105,225	9,211
* Mylan Inc.	539,494	9,171
* Waters Corp.	112,583	8,499
* Life Technologies Corp.	218,701	8,405
* Cephalon Inc.	94,467	7,623
* Hospira Inc.	206,040	7,623
* Pharmasset Inc.	91,364	7,526
* Varian Medical Systems Inc.	143,974	7,510
* DaVita Inc.	116,758	7,317
* Henry Schein Inc.	113,359	7,029
* CareFusion Corp.	274,434	6,573
* Illumina Inc.	151,312	6,192
* Mettler-Toledo International Inc.	39,314	5,502
* ResMed Inc.	188,099	5,415
* Kinetic Concepts Inc.	80,422	5,299
DENTSPLY International Inc.	172,154	5,283
* Coventry Health Care Inc.	181,294	5,223
* Regeneron Pharmaceuticals Inc.	87,200	5,075
* Hologic Inc.	321,262	4,886
* IDEXX Laboratories Inc.	70,680	4,875
Cooper Cos. Inc.	56,505	4,472
* BioMarin Pharmaceutical Inc.	136,801	4,360
* HCA Holdings Inc.	214,314	4,321
* Allscripts Healthcare Solutions Inc.	233,695	4,211
* Endo Pharmaceuticals Holdings Inc.	143,978	4,030
Universal Health Services Inc. Class B	111,326	3,785
* Mednax Inc.	59,043	3,698
Omnicare Inc.	141,784	3,606
Patterson Cos. Inc.	121,418	3,476
* Covance Inc.	74,712	3,396
Pharmaceutical Product Development Inc.	131,589	3,377
* Gen-Probe Inc.	58,559	3,353

* Catalyst Health Solutions Inc.	55,049	3,176
* Human Genome Sciences Inc.	233,886	2,968
Techne Corp.	43,433	2,954
* Cepheid Inc.	76,008	2,951
* Sirona Dental Systems Inc.	69,125	2,932
* Healthspring Inc.	79,137	2,885
Medicis Pharmaceutical Corp. Class A	75,886	2,768
PerkinElmer Inc.	139,550	2,681
Teleflex Inc.	49,762	2,676
* Health Net Inc.	111,045	2,633
* Cubist Pharmaceuticals Inc.	73,965	2,612
Lincare Holdings Inc.	115,778	2,605
* HMS Holdings Corp.	104,133	2,540
* Tenet Healthcare Corp.	602,600	2,489
* Warner Chilcott plc Class A	171,602	2,454
Quality Systems Inc.	25,129	2,438
* athenahealth Inc.	40,772	2,428
* United Therapeutics Corp.	64,626	2,423
* AMERIGROUP Corp.	60,950	2,378
* LifePoint Hospitals Inc.	64,541	2,365
* Onyx Pharmaceuticals Inc.	78,432	2,354
Hill-Rom Holdings Inc.	77,932	2,340
* Thoratec Corp.	69,898	2,281
* Seattle Genetics Inc.	118,974	2,268
Owens & Minor Inc.	78,385	2,232
* Bio-Rad Laboratories Inc. Class A	23,940	2,173
* Health Management Associates Inc. Class A	313,511	2,170
STERIS Corp.	73,245	2,144
* Salix Pharmaceuticals Ltd.	71,874	2,127
* WellCare Health Plans Inc.	52,443	1,992
* Alere Inc.	100,346	1,972
* Myriad Genetics Inc.	104,878	1,965
* Questcor Pharmaceuticals Inc.	71,591	1,952
* Community Health Systems Inc.	116,672	1,941
* Incyte Corp. Ltd.	138,715	1,938
* Magellan Health Services Inc.	39,821	1,923
* Volcano Corp.	64,812	1,920
* Haemonetics Corp.	31,540	1,844
* Alkermes plc	117,885	1,799
* Theravance Inc.	87,616	1,765
* Centene Corp.	61,088	1,751
* HealthSouth Corp.	116,957	1,746
* Viropharma Inc.	92,878	1,678
* Dendreon Corp.	181,802	1,636
* VCA Antech Inc.	101,302	1,619
* Brookdale Senior Living Inc. Class A	126,883	1,591
* Charles River Laboratories International Inc.	54,428	1,558
West Pharmaceutical Services Inc.	41,361	1,534
* Amylin Pharmaceuticals Inc.	162,241	1,497
Chemed Corp.	26,265	1,444
Masimo Corp.	66,536	1,441
* Ariad Pharmaceuticals Inc.	162,141	1,425
* PAREXEL International Corp.	72,787	1,378
* InterMune Inc.	68,205	1,378
* Impax Laboratories Inc.	76,487	1,370
* PSS World Medical Inc.	68,624	1,351
* Bruker Corp.	92,230	1,248

*	Cyberonics Inc.	43,282	1,225
*	MAKO Surgical Corp.	35,691	1,221
*	Par Pharmaceutical Cos. Inc.	44,736	1,191
*	Align Technology Inc.	76,820	1,165
*	Medicines Co.	77,601	1,155
	Computer Programs & Systems Inc.	16,902	1,118
*	CONMED Corp.	48,551	1,117
*	MWI Veterinary Supply Inc.	16,169	1,113
*	Air Methods Corp.	17,324	1,103
*	Integra LifeSciences Holdings Corp.	29,272	1,047
	Analogic Corp.	22,663	1,029
*	Zoll Medical Corp.	26,810	1,012
*	Acorda Therapeutics Inc.	50,604	1,010
*	Immunogen Inc.	90,313	990
*	Opko Health Inc.	226,918	983
*	Isis Pharmaceuticals Inc.	141,439	959
*	Akorn Inc.	122,176	954
*	Amsurg Corp. Class A	41,465	933
*	Abaxis Inc.	40,542	929
	PDL BioPharma Inc.	166,909	926
*	Wright Medical Group Inc.	51,505	921
	Invacare Corp.	39,742	916
*	Halozyme Therapeutics Inc.	148,871	914
*	DexCom Inc.	74,898	899
*	Auxilium Pharmaceuticals Inc.	59,680	895
*	Accretive Health Inc.	41,142	873
*	Exelixis Inc.	158,086	863
*	Luminex Corp.	38,408	852
*	NuVasive Inc.	48,840	834
*	Bio-Reference Labs Inc.	42,302	779
*	Momenta Pharmaceuticals Inc.	67,691	778
*	NxStage Medical Inc.	37,126	774
*	Caliper Life Sciences Inc.	73,917	774
*	Nektar Therapeutics	159,228	772
*	Greatbatch Inc.	38,312	767
	Meridian Bioscience Inc.	47,784	752
*	ABIOMED Inc.	67,206	741
*	Jazz Pharmaceuticals Inc.	17,736	736
*	Genomic Health Inc.	32,409	712
*	Arthrocare Corp.	24,752	712
*	Emdeon Inc. Class A	37,079	697
*	Emergent Biosolutions Inc.	44,714	690
*	Vivus Inc.	85,302	688
*	Hanger Orthopedic Group Inc.	36,078	682
*	Enzon Pharmaceuticals Inc.	92,302	650
*	Idenix Pharmaceuticals Inc.	129,372	646
*	Arqule Inc.	127,340	643
*	Affymetrix Inc.	129,633	635
*	Corvel Corp.	14,930	635
*,^ AVANIR Pharmaceuticals Inc.		219,649	628
	Cantel Medical Corp.	29,575	625
*	Medivation Inc.	36,522	620
*	ICU Medical Inc.	16,842	620
*	Neogen Corp.	17,788	618
*	Amedisys Inc.	39,903	591
*	Molina Healthcare Inc.	38,089	588
*	AVEO Pharmaceuticals Inc.	38,046	586

*	Angiodynamics Inc.	44,044	579
*	Arena Pharmaceuticals Inc.	396,209	575
*	Natus Medical Inc.	59,891	570
*	Curis Inc.	179,492	567
*	Endologix Inc.	55,272	555
*	Micromet Inc.	112,379	539
*	Orthofix International NV	15,584	538
*,^ Cadence Pharmaceuticals Inc.		81,303	533
	Atrion Corp.	2,564	532
*	Emeritus Corp.	37,680	531
*	BioScrip Inc.	82,414	524
*	Alnylam Pharmaceuticals Inc.	79,400	522
*	Allied Healthcare International Inc.	135,338	520
*	Insulet Corp.	34,025	519
*	Kindred Healthcare Inc.	60,128	518
*	OraSure Technologies Inc.	64,534	514
*	Kensey Nash Corp.	20,696	507
*	Depomed Inc.	92,256	498
*	Optimer Pharmaceuticals Inc.	35,773	495
	Assisted Living Concepts Inc. Class A	38,784	491
	Landauer Inc.	9,830	487
*	Continucare Corp.	76,044	485
*	Allos Therapeutics Inc.	263,551	485
*,^ Biosante Pharmaceuticals Inc.		211,926	483
*	Pharmacyclics Inc.	40,777	482
*	Geron Corp.	223,558	474
*	Ironwood Pharmaceuticals Inc.	43,199	467
*	Chelsea Therapeutics International Ltd.	126,615	462
*	NPS Pharmaceuticals Inc.	70,126	457
*	HeartWare International Inc.	7,046	454
*	Conceptus Inc.	43,147	452
*	MedAssets Inc.	46,976	451
*,^ MannKind Corp.		116,917	443
*	Accuray Inc.	108,260	435
*	IPC The Hospitalist Co. Inc.	12,187	435
*	PharMerica Corp.	30,294	432
*	Healthways Inc.	43,178	424
*	Merit Medical Systems Inc.	32,221	423
*	American Dental Partners Inc.	41,651	402
*	Affymax Inc.	88,923	398
*	Quidel Corp.	24,257	397
*	Array Biopharma Inc.	199,798	392
*	AVI BioPharma Inc.	349,426	391
*	Capital Senior Living Corp.	61,423	379
*	Alphatec Holdings Inc.	173,911	367
	Universal American Corp.	35,784	360
*	Sequenom Inc.	69,641	354
*,^ Cerus Corp.		163,090	346
*	Cutera Inc.	48,403	345
*	Rigel Pharmaceuticals Inc.	43,479	320
*	Team Health Holdings Inc.	19,419	319
*	Lexicon Pharmaceuticals Inc.	343,382	316
*	Spectrum Pharmaceuticals Inc.	41,314	315
*,^ Savient Pharmaceuticals Inc.		74,517	306
*,^ Biolase Technology Inc.		100,287	301
*	AMN Healthcare Services Inc.	72,673	291
*	Targacept Inc.	19,115	287

*,^ Aastrom Biosciences Inc.		127,043	286
*	Adolor Corp.	165,030	284
*	Almost Family Inc.	16,839	280
*	Columbia Laboratories Inc.	143,433	280
*	Exactech Inc.	19,095	269
*	CryoLife Inc.	59,839	269
*	Omnicell Inc.	19,308	266
*	Acadia Pharmaceuticals Inc.	243,301	263
*	Symmetry Medical Inc.	33,832	261
*,^ Cytori Therapeutics Inc.		86,525	255
*	Merge Healthcare Inc.	39,836	243
*	Anika Therapeutics Inc.	43,926	242
*,^ Biotime Inc.		53,597	236
*	Select Medical Holdings Corp.	35,433	236
*	Immunomedics Inc.	73,495	235
*	BioCryst Pharmaceuticals Inc.	81,376	225
*	Ardea Biosciences Inc.	14,330	224
*	SonoSite Inc.	7,375	224
*	Cytokinetics Inc.	183,998	217
*	Medcath Corp.	15,512	215
*	Anthera Pharmaceuticals Inc.	45,112	215
*	Albany Molecular Research Inc.	75,389	213
*	Cynosure Inc. Class A	20,372	206
*	eResearchTechnology Inc.	45,959	205
*	Furiex Pharmaceuticals Inc.	14,386	205
*	Cambrex Corp.	40,478	204
*	Anadys Pharmaceuticals Inc.	220,336	203
	Ensign Group Inc.	8,553	198
*	Corcept Therapeutics Inc.	63,165	196
*	Ligand Pharmaceuticals Inc. Class B	13,873	190
*	Cross Country Healthcare Inc.	44,474	186
*	LHC Group Inc.	10,392	177
*	Cell Therapeutics Inc.	166,759	177
*	Agenus Inc.	375,480	176
*	Gentiva Health Services Inc.	31,820	176
*,^ Oncothyreon Inc.		28,582	171
*	Codexis Inc.	36,862	168
*	ExamWorks Group Inc.	16,540	168
*	BioClinica Inc.	34,347	168
*	BioMimetic Therapeutics Inc.	50,806	168
*	Sunrise Senior Living Inc.	36,188	168
*,^ Delcath Systems Inc.		47,873	160
*	Exact Sciences Corp.	23,837	158
*	XenoPort Inc.	26,736	158
*	Triple-S Management Corp. Class B	9,365	157
*	AtriCure Inc.	15,869	155
	National Healthcare Corp.	4,694	152
*	Orexigen Therapeutics Inc.	75,463	150
*	Five Star Quality Care Inc.	59,762	149
*	Medidata Solutions Inc.	8,842	145
	Pain Therapeutics Inc.	30,145	143
*	ZIOPHARM Oncology Inc.	32,262	142
*	Durect Corp.	87,905	142
*	IRIS International Inc.	15,773	141
*	GTx Inc.	42,041	141
*	Neurocrine Biosciences Inc.	23,366	140
	US Physical Therapy Inc.	7,446	138

*	Harvard Bioscience Inc.	32,527	137
*	MAP Pharmaceuticals Inc.	9,278	136
*	Achillion Pharmaceuticals Inc.	27,207	128
*	SurModics Inc.	13,774	125
*	Hi-Tech Pharmacal Co. Inc.	3,713	125
*	KV Pharmaceutical Co. Class A	91,214	123
*,^ Neoprobe Corp.		39,500	117
*	Mediware Information Systems	9,696	111
*	Dyax Corp.	85,882	108
*	Palomar Medical Technologies Inc.	13,361	105
*	Spectranetics Corp.	14,389	103
*	Dynavax Technologies Corp.	54,785	102
*	Protalix BioTherapeutics Inc.	22,105	102
*	Alexza Pharmaceuticals Inc.	92,221	101
*	Progenics Pharmaceuticals Inc.	17,520	101
*,^ BSD Medical Corp.		36,907	98
*	PDI Inc.	14,034	94
*	Hansen Medical Inc.	28,215	94
*	Hooper Holmes Inc.	140,545	93
*	Staar Surgical Co.	11,459	89
*	Medical Action Industries Inc.	17,304	87
*	Metropolitan Health Networks Inc.	18,811	85
*	Alimera Sciences Inc.	10,466	84
*	Celldex Therapeutics Inc.	34,263	78
*	Astex Pharmaceuticals	38,565	74
*	Bovie Medical Corp.	25,071	73
*	Novavax Inc.	45,248	73
*	Complete Genomics Inc.	12,245	72
*	RTI Biologics Inc.	20,497	67
*	Rochester Medical Corp.	8,804	67
*	Alliance HealthCare Services Inc.	58,235	66
*	Vascular Solutions Inc.	5,792	66
*	SIGA Technologies Inc.	20,268	66
*	Icad Inc.	140,536	66
	Maxygen Inc.	11,920	65
*	Insmed Inc.	12,761	65
*	Sangamo Biosciences Inc.	14,949	65
*	Digirad Corp.	29,423	65
*	Myrexis Inc.	21,693	59
*	Nabi Biopharmaceuticals	32,813	55
*	AspenBio Pharma Inc.	18,166	53
*	PROLOR Biotech Inc.	12,986	53
*	Arrowhead Research Corp.	134,775	53
*,^ Apricus Biosciences Inc.		14,222	51
*	Sciclone Pharmaceuticals Inc.	13,379	51
*	Metabolix Inc.	11,502	50
*	Providence Service Corp.	4,627	49
*	Pozen Inc.	19,738	48
*	Biodel Inc.	82,374	45
*	Sun Healthcare Group Inc.	16,003	43
*	MELA Sciences Inc.	9,482	42
*	CardioNet Inc.	13,983	42
*	LCA-Vision Inc.	19,598	42
*	Enzo Biochem Inc.	14,966	38
*	Infinity Pharmaceuticals Inc.	5,335	38
*	Osiris Therapeutics Inc.	7,222	37
*	Keryx Biopharmaceuticals Inc.	12,315	37

*	Synovis Life Technologies Inc.	2,184	36
*	Discovery Laboratories Inc.	17,399	35
*	ISTA Pharmaceuticals Inc.	10,024	35
*	Unilife Corp.	8,089	34
	Psychemedics Corp.	4,661	33
*	CytRx Corp.	92,391	31
*	Transcend Services Inc.	1,266	29
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	29,879	28
*	Santarus Inc.	9,544	27
*	Hemispherx Biopharma Inc.	85,879	27
*	Acura Pharmaceuticals Inc.	7,706	26
*	GenVec Inc.	8,765	25
*	Theragenics Corp.	18,481	24
	Medtox Scientific Inc.	1,858	24
*	Anacor Pharmaceuticals Inc.	3,907	22
*	RadNet Inc.	8,952	22
*	Vanda Pharmaceuticals Inc.	4,408	22
*	Vical Inc.	8,370	21
*,^ Cel-Sci Corp.		51,767	19
*	Repligen Corp.	5,756	19
*	ARCA Biopharma Inc.	16,054	18
*	American Caresource Holdings Inc.	29,867	18
*	ThermoGenesis Corp.	14,114	18
*	Zalicus Inc.	17,826	17
*	Orchid Cellmark Inc.	6,435	17
*	Chindex International Inc.	1,887	17
*	Obagi Medical Products Inc.	1,637	15
*	DynaVox Inc. Class A	3,582	13
*	Idera Pharmaceuticals Inc.	10,479	12
	Young Innovations Inc.	421	12
*	Skilled Healthcare Group Inc.	3,154	11
*	Peregrine Pharmaceuticals Inc.	9,884	11
*	Amicus Therapeutics Inc.	2,502	10
*	Stereotaxis Inc.	8,643	10
*	Cardica Inc.	4,675	9
*	EnteroMedics Inc.	4,462	8
*	IVAX Diagnostics Inc.	11,606	7
*	Strategic Diagnostics Inc.	3,761	7
*	Telik Inc.	21,985	7
*	CombiMatrix Corp.	2,351	6
*	Lannett Co. Inc.	1,384	5
*	ADVENTRX Pharmaceuticals Inc.	5,620	5
*	StemCells Inc.	1,892	4
*	XOMA Ltd.	2,060	4
*	Entremed Inc.	2,162	3
*	Cornerstone Therapeutics Inc.	400	3
*	Heska Corp.	291	3
*	Galena Biopharma Inc.	1,714	2
	Daxor Corp.	161	2
*	Cardiovascular Systems Inc.	89	1
*	Inhibitex Inc.	346	1
*	Synergetics USA Inc.	146	1
*	Dusa Pharmaceuticals Inc.	180	1
*	MedQuist Holdings Inc.	84	1
	Utah Medical Products Inc.	24	1
*	OncoGenex Pharmaceutical Inc.	64	1
*	Synta Pharmaceuticals Corp.	180	1

* Omeros Corp.	143	1
* Biospecifics Technologies Corp.	33	1
National Research Corp.	15	1
* Cumberland Pharmaceuticals Inc.	75	—
* Inovio Pharmaceuticals Inc.	648	—
* Solta Medical Inc.	287	—
* ProPhase Labs Inc.	465	—
* Sharps Compliance Corp.	72	—
* Vision-Sciences Inc.	140	—
* Transcept Pharmaceuticals Inc.	40	—
* TranS1 Inc.	84	—
* Somaxon Pharmaceuticals Inc.	279	—
* Repros Therapeutics Inc.	66	—
* Celsion Corp.	91	—
* Sucampo Pharmaceuticals Inc. Class A	58	—
* PURE Bioscience Inc.	236	—
* Nanosphere Inc.	116	—
* Retractable Technologies Inc.	71	—
* Bionovo Inc.	138	—
* Poniard Pharmaceuticals Inc.	268	—
		1,871,542
Industrials (10.6%)
General Electric Co.	12,974,709	197,735
United Technologies Corp.	1,063,670	74,840
3M Co.	825,755	59,281
Caterpillar Inc.	788,632	58,233
United Parcel Service Inc. Class B	902,577	56,998
Boeing Co.	857,963	51,915
Union Pacific Corp.	600,248	49,022
Honeywell International Inc.	914,655	40,163
Emerson Electric Co.	919,575	37,988
Deere & Co.	513,420	33,152
Danaher Corp.	690,451	28,958
Precision Castparts Corp.	175,495	27,282
Lockheed Martin Corp.	363,393	26,397
Norfolk Southern Corp.	432,095	26,366
CSX Corp.	1,349,064	25,187
FedEx Corp.	366,837	24,828
Tyco International Ltd.	573,631	23,375
Illinois Tool Works Inc.	550,579	22,904
General Dynamics Corp.	386,761	22,003
Cummins Inc.	228,070	18,624
Goodrich Corp.	152,677	18,425
Waste Management Inc.	551,046	17,942
Raytheon Co.	435,720	17,808
Northrop Grumman Corp.	340,173	17,743
Eaton Corp.	396,546	14,077
CH Robinson Worldwide Inc.	199,363	13,650
PACCAR Inc.	402,386	13,609
Parker Hannifin Corp.	198,350	12,522
Fastenal Co.	342,690	11,405
Ingersoll-Rand plc	405,177	11,381
WW Grainger Inc.	71,956	10,760
Dover Corp.	228,163	10,632
Expeditors International of Washington Inc.	259,778	10,534
Republic Services Inc. Class A	371,107	10,413
Rockwell Collins Inc.	188,428	9,941

Fluor Corp.	213,124	9,921
Rockwell Automation Inc.	176,545	9,887
Stanley Black & Decker Inc.	195,317	9,590
Cooper Industries plc	201,809	9,307
ITT Corp.	214,789	9,021
Roper Industries Inc.	117,828	8,120
* Stericycle Inc.	100,223	8,090
L-3 Communications Holdings Inc.	130,439	8,083
Joy Global Inc.	128,768	8,033
* United Continental Holdings Inc.	407,536	7,898
* Delta Air Lines Inc.	1,038,814	7,791
Southwest Airlines Co.	968,266	7,785
Iron Mountain Inc.	221,839	7,015
* Kansas City Southern	134,939	6,742
AMETEK Inc.	197,571	6,514
Pall Corp.	142,625	6,047
Textron Inc.	339,595	5,990
* Verisk Analytics Inc. Class A	159,441	5,544
Flowserve Corp.	68,638	5,079
* Jacobs Engineering Group Inc.	155,776	5,030
* Quanta Services Inc.	260,374	4,892
Donaldson Co. Inc.	88,670	4,859
* TransDigm Group Inc.	58,400	4,770
Pitney Bowes Inc.	250,995	4,719
Equifax Inc.	151,218	4,648
Cintas Corp.	161,257	4,538
Waste Connections Inc.	132,992	4,498
KBR Inc.	186,457	4,406
JB Hunt Transport Services Inc.	117,639	4,249
* BE Aerospace Inc.	126,727	4,196
Gardner Denver Inc.	64,535	4,101
* AGCO Corp.	116,530	4,028
Towers Watson & Co. Class A	66,957	4,003
* IHS Inc. Class A	51,822	3,877
Pentair Inc.	120,938	3,871
Dun & Bradstreet Corp.	60,390	3,699
Robert Half International Inc.	171,979	3,649
RR Donnelley & Sons Co.	254,874	3,599
Manpower Inc.	101,332	3,407
Timken Co.	102,373	3,360
Kennametal Inc.	101,052	3,308
MSC Industrial Direct Co. Class A	57,479	3,245
Hubbell Inc. Class B	64,926	3,216
IDEX Corp.	102,140	3,183
* Owens Corning	145,779	3,160
Masco Corp.	441,983	3,147
Wabtec Corp.	59,456	3,143
* WABCO Holdings Inc.	82,935	3,140
Avery Dennison Corp.	124,993	3,135
* Kirby Corp.	59,548	3,135
Snap-on Inc.	68,192	3,028
* Clean Harbors Inc.	58,515	3,002
* Corrections Corp. of America	131,177	2,976
* Hertz Global Holdings Inc.	333,823	2,971
* Copart Inc.	73,970	2,894
* Nielsen Holdings NV	110,183	2,874
* URS Corp.	96,495	2,862

Lincoln Electric Holdings Inc.	98,500	2,857
SPX Corp.	62,753	2,843
Nordson Corp.	71,450	2,839
* Sensata Technologies Holding NV	107,286	2,839
* Foster Wheeler AG	153,511	2,731
* Navistar International Corp.	85,005	2,730
* Babcock & Wilcox Co.	137,583	2,690
* Hexcel Corp.	121,321	2,688
Graco Inc.	74,744	2,552
* Alaska Air Group Inc.	44,167	2,486
Covanta Holding Corp.	161,874	2,459
* Thomas & Betts Corp.	61,268	2,445
CLARCOR Inc.	58,992	2,441
* Polypore International Inc.	42,686	2,413
Carlisle Cos. Inc.	75,260	2,399
Ryder System Inc.	63,051	2,365
Triumph Group Inc.	48,351	2,357
* AECOM Technology Corp.	132,879	2,348
Landstar System Inc.	59,113	2,339
* Spirit Aerosystems Holdings Inc. Class A	144,417	2,303
* Genesee & Wyoming Inc. Class A	49,281	2,293
Alliant Techsystems Inc.	41,256	2,249
Regal-Beloit Corp.	47,649	2,162
Valmont Industries Inc.	27,656	2,156
* Teledyne Technologies Inc.	43,165	2,109
Trinity Industries Inc.	98,468	2,108
Crane Co.	57,803	2,063
* Dollar Thrifty Automotive Group Inc.	35,526	2,000
Woodward Inc.	72,193	1,978
* Esterline Technologies Corp.	37,558	1,947
* Shaw Group Inc.	89,478	1,945
Harsco Corp.	99,619	1,932
Acuity Brands Inc.	53,264	1,920
* FTI Consulting Inc.	51,914	1,911
* Acacia Research - Acacia Technologies	52,589	1,893
Toro Co.	37,945	1,870
Alexander & Baldwin Inc.	51,133	1,868
* GrafTech International Ltd.	143,711	1,825
Mueller Industries Inc.	46,829	1,807
* WESCO International Inc.	53,225	1,786
* Oshkosh Corp.	112,209	1,766
Robbins & Myers Inc.	50,564	1,755
* EMCOR Group Inc.	82,501	1,677
Actuant Corp. Class A	84,875	1,676
UTi Worldwide Inc.	126,143	1,645
Brady Corp. Class A	60,915	1,610
Watsco Inc.	31,381	1,604
GATX Corp.	51,736	1,603
* CoStar Group Inc.	30,717	1,596
* Moog Inc. Class A	48,653	1,587
Curtiss-Wright Corp.	54,555	1,573
* Middleby Corp.	21,898	1,543
AO Smith Corp.	48,150	1,542
* Chart Industries Inc.	36,443	1,537
* Old Dominion Freight Line Inc.	52,975	1,535
Con-way Inc.	68,255	1,510
Belden Inc.	58,490	1,508

* General Cable Corp.	64,590	1,508
United Stationers Inc.	54,607	1,488
* Geo Group Inc.	79,840	1,482
Lennox International Inc.	56,606	1,459
* Tetra Tech Inc.	77,253	1,448
* Huntington Ingalls Industries Inc.	57,250	1,393
* Terex Corp.	134,771	1,383
HEICO Corp. Class A	40,342	1,358
Rollins Inc.	72,564	1,358
Brink's Co.	57,846	1,348
* HUB Group Inc. Class A	45,775	1,294
* United Rentals Inc.	76,772	1,293
Applied Industrial Technologies Inc.	47,571	1,292
Healthcare Services Group Inc.	79,348	1,281
* Advisory Board Co.	19,798	1,278
* JetBlue Airways Corp.	310,891	1,275
Corporate Executive Board Co.	42,655	1,271
* Avis Budget Group Inc.	130,455	1,262
Simpson Manufacturing Co. Inc.	49,916	1,244
* EnerSys	62,100	1,243
* AMR Corp.	413,119	1,223
* MasTec Inc.	69,343	1,221
ABM Industries Inc.	62,812	1,197
Herman Miller Inc.	66,859	1,194
Deluxe Corp.	64,059	1,192
Franklin Electric Co. Inc.	32,320	1,173
Kaydon Corp.	40,785	1,170
Mine Safety Appliances Co.	43,365	1,169
Macquarie Infrastructure Co. LLC	51,311	1,151
* II-VI Inc.	65,298	1,143
Knoll Inc.	82,860	1,135
Werner Enterprises Inc.	54,361	1,132
Barnes Group Inc.	57,538	1,108
* US Airways Group Inc.	198,945	1,094
* Atlas Air Worldwide Holdings Inc.	32,349	1,077
Briggs & Stratton Corp.	79,213	1,070
HNI Corp.	55,072	1,054
Raven Industries Inc.	21,633	1,043
Manitowoc Co. Inc.	154,605	1,037
Knight Transportation Inc.	76,798	1,022
* Astec Industries Inc.	34,045	997
Ameron International Corp.	11,457	973
Aircastle Ltd.	99,258	945
Granite Construction Inc.	48,734	915
* Dycom Industries Inc.	59,731	914
Interface Inc. Class A	75,912	900
Watts Water Technologies Inc. Class A	33,507	893
* Orbital Sciences Corp.	68,976	883
* Colfax Corp.	43,350	878
Albany International Corp.	47,978	876
ESCO Technologies Inc.	33,996	867
American Science & Engineering Inc.	13,961	852
* Ceradyne Inc.	31,481	847
Armstrong World Industries Inc.	24,576	846
AZZ Inc.	21,651	839
* Beacon Roofing Supply Inc.	51,722	827
AAR Corp.	49,489	825

* Blount International Inc.	61,476	821
* Meritor Inc.	115,980	819
Heartland Express Inc.	60,321	818
Skywest Inc.	70,878	816
* 3D Systems Corp.	57,676	807
* Mobile Mini Inc.	48,734	801
Badger Meter Inc.	27,497	795
Kaman Corp.	28,164	784
* Allegiant Travel Co. Class A	16,633	784
Insperity Inc.	35,112	781
Forward Air Corp.	29,425	749
CIRCOR International Inc.	24,793	728
* DigitalGlobe Inc.	37,476	728
G&K Services Inc. Class A	28,351	724
* Consolidated Graphics Inc.	19,242	703
* GeoEye Inc.	24,654	699
Cubic Corp.	17,638	689
* SYKES Enterprises Inc.	44,920	672
* Layne Christensen Co.	28,966	669
AAON Inc.	41,041	646
* Huron Consulting Group Inc.	20,624	642
* CBIZ Inc.	97,290	641
Ennis Inc.	48,839	638
* Korn/Ferry International	52,303	638
* APAC Customer Services Inc.	73,733	628
Lindsay Corp.	11,614	625
Seaboard Corp.	344	620
Cascade Corp.	18,473	617
Marten Transport Ltd.	35,645	615
Arkansas Best Corp.	37,773	610
* Exponent Inc.	14,541	601
* Swift Transportation Co.	92,028	593
* RBC Bearings Inc.	17,396	591
Standex International Corp.	18,989	591
Unifirst Corp.	12,572	569
* USG Corp.	84,475	569
* Generac Holdings Inc.	30,150	567
Comfort Systems USA Inc.	67,247	559
* Interline Brands Inc.	41,310	532
* Altra Holdings Inc.	45,881	531
Mueller Water Products Inc. Class A	211,274	524
US Ecology Inc.	33,770	522
Dynamic Materials Corp.	33,081	521
Alamo Group Inc.	24,968	519
Universal Forest Products Inc.	21,539	518
* Amerco Inc.	8,134	508
* Powell Industries Inc.	16,348	506
* Insituform Technologies Inc. Class A	43,364	502
Titan International Inc.	33,474	502
* ACCO Brands Corp.	105,129	501
* EnPro Industries Inc.	16,768	498
Ampco-Pittsburgh Corp.	23,373	478
TAL International Group Inc.	19,070	476
Tennant Co.	13,422	475
Steelcase Inc. Class A	74,099	468
CDI Corp.	43,738	467
Celadon Group Inc.	51,583	458

*	Navigant Consulting Inc.	49,330	457
*	Rush Enterprises Inc. Class A	32,208	456
	Tredegar Corp.	30,496	452
*	GenCorp Inc.	100,077	449
	Barrett Business Services Inc.	31,919	445
*	RSC Holdings Inc.	61,840	441
*	Aerovironment Inc.	15,408	434
*	M&F Worldwide Corp.	17,495	431
*	American Railcar Industries Inc.	27,852	428
	Resources Connection Inc.	43,717	428
*	Sauer-Danfoss Inc.	14,744	426
*	On Assignment Inc.	59,735	422
*	KAR Auction Services Inc.	33,314	403
	Miller Industries Inc.	23,241	403
*	Active Power Inc.	307,881	397
*	Greenbrier Cos. Inc.	33,965	396
	Gorman-Rupp Co.	15,966	394
	Houston Wire & Cable Co.	34,239	393
*	Griffon Corp.	47,956	392
*	Dolan Co.	42,852	385
*	Franklin Covey Co.	50,622	385
*	Air Transport Services Group Inc.	88,026	381
	Apogee Enterprises Inc.	42,928	369
	Aceto Corp.	69,310	367
	Quanex Building Products Corp.	33,468	366
*	TrueBlue Inc.	31,692	359
*	American Reprographics Co.	106,164	357
*	EnergySolutions Inc.	100,730	356
	National Presto Industries Inc.	4,072	354
	McGrath Rentcorp	14,826	353
	Intersections Inc.	27,372	352
*,^ Higher One Holdings Inc.		21,588	351
	Ducommun Inc.	23,297	349
*	Michael Baker Corp.	17,846	341
*	Pendrell Corp.	147,446	332
*	H&E Equipment Services Inc.	38,973	322
*	Furmanite Corp.	58,822	318
*	American Superconductor Corp.	80,370	316
*	Cenveo Inc.	102,472	308
*	Astronics Corp.	10,835	306
*	Hawaiian Holdings Inc.	72,667	306
*	Trex Co. Inc.	18,827	302
*	Northwest Pipe Co.	14,459	293
	NACCO Industries Inc. Class A	4,621	293
*,^ Genco Shipping & Trading Ltd.		37,082	290
*	ICF International Inc.	15,243	287
	Tutor Perini Corp.	24,622	283
*	Force Protection Inc.	72,991	281
	Graham Corp.	16,673	277
*,^ A123 Systems Inc.		80,481	277
	Sun Hydraulics Corp.	13,531	276
	Encore Wire Corp.	13,072	269
*	CRA International Inc.	13,317	266
*	Kratos Defense & Security Solutions Inc.	38,747	260
*	GP Strategies Corp.	26,031	260
*	Kforce Inc.	26,474	260
*	Capstone Turbine Corp.	259,614	260

*	Casella Waste Systems Inc. Class A	48,674	256
	International Shipholding Corp.	13,646	252
	Heidrick & Struggles International Inc.	15,055	248
*	Commercial Vehicle Group Inc.	35,810	235
*	Lydall Inc.	26,021	232
*	Wabash National Corp.	47,925	229
*	Columbus McKinnon Corp.	20,702	227
	Federal Signal Corp.	51,042	226
	American Woodmark Corp.	18,571	225
*	Accuride Corp.	43,583	223
	Great Lakes Dredge & Dock Corp.	54,503	222
	John Bean Technologies Corp.	15,538	222
	Hardinge Inc.	26,370	217
	Multi-Color Corp.	9,584	217
*	EnerNOC Inc.	23,744	214
*	Pacer International Inc.	56,957	214
	Kelly Services Inc. Class A	18,282	208
*	Team Inc.	9,884	207
*	Global Power Equipment Group Inc.	8,880	207
*	Trimas Corp.	13,492	200
*	Quality Distribution Inc.	22,014	197
*	PAM Transportation Services Inc.	19,594	195
*	NN Inc.	38,108	192
*	Taser International Inc.	44,260	191
*	DXP Enterprises Inc.	10,115	190
*	Flow International Corp.	83,763	185
*	RailAmerica Inc.	13,728	179
	Viad Corp.	10,490	178
	LB Foster Co. Class A	7,994	178
*	Park-Ohio Holdings Corp.	14,762	177
*	Kadant Inc.	9,789	174
*	MYR Group Inc.	9,616	170
*	Gibraltar Industries Inc.	20,075	163
*	BlueLinx Holdings Inc.	112,211	163
*	Orion Marine Group Inc.	27,635	159
*	Heritage-Crystal Clean Inc.	8,623	157
*	Titan Machinery Inc.	8,499	152
	LSI Industries Inc.	23,349	145
	Insteel Industries Inc.	14,324	144
*	Builders FirstSource Inc.	112,965	143
*	Ameresco Inc. Class A	13,910	141
*	AT Cross Co. Class A	11,644	131
*	Fuel Tech Inc.	22,373	130
	HEICO Corp.	2,535	125
*	PowerSecure International Inc.	26,134	124
	LS Starrett Co. Class A	11,075	120
*	Covenant Transportation Group Inc. Class A	31,968	117
*	FuelCell Energy Inc.	136,541	115
	Vicor Corp.	12,965	113
	Courier Corp.	17,041	111
	Kimball International Inc. Class B	22,815	111
*,^ Altair Nanotechnologies Inc.		81,682	109
*	Republic Airways Holdings Inc.	38,121	108
*	Metalico Inc.	27,216	106
	Lawson Products Inc.	7,689	104
*	Hudson Highland Group Inc.	30,074	103
*	Hurco Cos. Inc.	5,045	102

*	Sterling Construction Co. Inc.	9,117	102
*,^ Odyssey Marine Exploration Inc.		40,732	100
*	Energy Recovery Inc.	33,226	100
	Met-Pro Corp.	11,280	97
	Ceco Environmental Corp.	16,790	96
*	Pike Electric Corp.	13,897	94
*	InnerWorkings Inc.	11,298	89
*	Pinnacle Airlines Corp.	29,941	88
	Eastern Co.	4,797	88
*	Innovative Solutions & Support Inc.	17,518	85
*	LMI Aerospace Inc.	4,926	84
*	Coleman Cable Inc.	9,900	84
*	Eagle Bulk Shipping Inc.	50,492	79
*	Standard Parking Corp.	4,938	77
*	School Specialty Inc.	10,487	75
	Primoris Services Corp.	6,732	70
*	Willis Lease Finance Corp.	6,194	70
	Preformed Line Products Co.	1,518	70
*	Saia Inc.	6,233	66
*	CAI International Inc.	5,139	60
*	KEYW Holding Corp.	8,369	60
*	NCI Building Systems Inc.	7,783	59
*	Argan Inc.	5,565	57
*	Innovaro Inc.	35,674	56
*	Frozen Food Express Industries	27,702	55
	Twin Disc Inc.	2,062	55
	SeaCube Container Leasing Ltd.	4,500	55
*	FreightCar America Inc.	3,730	54
*	Broadwind Energy Inc.	167,329	54
*	PMFG Inc.	3,188	50
*,^ Valence Technology Inc.		47,866	50
*	UQM Technologies Inc.	29,271	49
*	Tecumseh Products Co. Class A	6,671	49
*,^ Satcon Technology Corp.		51,179	49
*	Magnetek Inc.	52,794	49
*	Ultralife Corp.	9,678	48
*	WCA Waste Corp.	11,241	48
*	Innotrac Corp.	28,467	40
	Schawk Inc. Class A	4,014	40
*	Sypris Solutions Inc.	12,758	39
*	Hill International Inc.	7,987	37
*	Mistras Group Inc.	1,989	35
*	Arotech Corp.	23,576	35
*	TRC Cos. Inc.	10,156	31
*	USA Truck Inc.	3,758	29
*	Astronics Corp. Class B	1,003	28
	Superior Uniform Group Inc.	2,385	27
	US Home Systems Inc.	4,921	25
*	Plug Power Inc.	12,727	23
*	Perma-Fix Environmental Services	19,051	23
*,^ Ascent Solar Technologies Inc.		30,091	23
*,^ Hoku Corp.		13,616	22
	VSE Corp.	817	21
*	Ocean Power Technologies Inc.	7,673	21
*	TBS International plc Class A	28,797	20
^	Horizon Lines Inc. Class A	39,908	17
	Standard Register Co.	5,754	15

*	Applied Energetics Inc.	66,426	14
*,^ Westinghouse Solar Inc.		17,295	13
*	Integrated Electrical Services Inc.	6,298	13
*	Orion Energy Systems Inc.	4,439	12
*	Ener1 Inc.	67,891	9
*	Omega Flex Inc.	626	8
	Virco Manufacturing	5,176	8
*,^ Beacon Power Corp.		12,270	6
*	Rush Enterprises Inc. Class B	455	5
*	Sparton Corp.	700	4
*	Key Technology Inc.	359	4
	Baltic Trading Ltd.	624	3
*	PGT Inc.	1,149	1
	Universal Truckload Services Inc.	104	1
*	Roadrunner Transportation Systems Inc.	89	1
	Douglas Dynamics Inc.	87	1
*	Xerium Technologies Inc.	89	1
*,^ YRC Worldwide Inc.		18,767	1
*	Patriot Transportation Holding Inc.	45	1
*	Supreme Industries Inc. Class A	435	1
*	SL Industries Inc.	28	—
*	Lime Energy Co.	96	—
			1,644,900
Information Technology (19.0%)
*	Apple Inc.	1,131,338	431,243
	International Business Machines Corp.	1,481,687	259,340
	Microsoft Corp.	9,284,976	231,103
*	Google Inc. Class A	309,507	159,204
	Oracle Corp.	4,952,746	142,342
	Intel Corp.	6,486,391	138,355
	Cisco Systems Inc.	6,728,865	104,230
	Qualcomm Inc.	2,042,441	99,324
	Hewlett-Packard Co.	2,647,341	59,433
	Visa Inc. Class A	640,076	54,867
*	EMC Corp.	2,517,171	52,835
*	eBay Inc.	1,428,978	42,141
	Mastercard Inc. Class A	132,851	42,135
	Accenture plc Class A	794,267	41,842
	Texas Instruments Inc.	1,420,555	37,858
*	Dell Inc.	2,076,430	29,381
	Automatic Data Processing Inc.	611,260	28,821
	Corning Inc.	1,920,554	23,738
*	Cognizant Technology Solutions Corp. Class A	372,134	23,333
*	Yahoo! Inc.	1,514,308	19,928
	Broadcom Corp. Class A	590,326	19,652
*	Salesforce.com Inc.	155,586	17,780
	Applied Materials Inc.	1,612,673	16,691
*	Intuit Inc.	351,622	16,681
	Motorola Solutions Inc.	373,842	15,664
*	NetApp Inc.	450,041	15,274
	TE Connectivity Ltd.	537,959	15,138
*	Symantec Corp.	924,316	15,066
*	Adobe Systems Inc.	617,137	14,916
*	Motorola Mobility Holdings Inc.	342,740	12,949
*	Citrix Systems Inc.	229,993	12,542
	Altera Corp.	394,197	12,429
	Xerox Corp.	1,714,210	11,948

	Western Union Co.	773,466	11,826
*	SanDisk Corp.	291,562	11,765
	Analog Devices Inc.	366,570	11,455
*	Juniper Networks Inc.	652,082	11,255
*	Teradata Corp.	206,419	11,050
	Paychex Inc.	398,397	10,506
*	Red Hat Inc.	236,105	9,978
	CA Inc.	495,281	9,613
*	Marvell Technology Group Ltd.	638,159	9,272
*	NVIDIA Corp.	737,188	9,215
*	Fiserv Inc.	176,424	8,957
	Xilinx Inc.	326,285	8,953
	Avago Technologies Ltd.	271,623	8,901
	Amphenol Corp. Class A	216,364	8,821
	Maxim Integrated Products Inc.	361,277	8,429
*	BMC Software Inc.	217,198	8,375
*	Electronic Arts Inc.	406,707	8,317
*	VMware Inc. Class A	102,310	8,224
	KLA-Tencor Corp.	206,281	7,896
*	Autodesk Inc.	282,258	7,841
	Linear Technology Corp.	279,738	7,735
	Activision Blizzard Inc.	632,343	7,525
*	Western Digital Corp.	285,400	7,340
	Fidelity National Information Services Inc.	300,416	7,306
	Microchip Technology Inc.	233,921	7,277
*	F5 Networks Inc.	99,665	7,081
*	Nuance Communications Inc.	297,461	6,056
*	Rovi Corp.	138,757	5,964
*	Alliance Data Systems Corp.	62,825	5,824
*	Lam Research Corp.	152,899	5,807
*	Varian Semiconductor Equipment Associates Inc.	92,629	5,664
	VeriSign Inc.	196,556	5,623
*	Micron Technology Inc.	1,106,915	5,579
*	ANSYS Inc.	112,261	5,505
	Seagate Technology plc	528,793	5,436
*	Informatica Corp.	130,182	5,331
	Harris Corp.	155,549	5,315
*	Flextronics International Ltd.	932,075	5,248
	Computer Sciences Corp.	190,875	5,125
*	Equinix Inc.	57,605	5,117
*	Trimble Navigation Ltd.	150,603	5,053
	FLIR Systems Inc.	196,117	4,913
*	Avnet Inc.	188,220	4,909
	Factset Research Systems Inc.	53,531	4,763
*	TIBCO Software Inc.	204,741	4,584
*	Akamai Technologies Inc.	229,461	4,562
*	Atmel Corp.	561,977	4,535
*	VeriFone Systems Inc.	127,433	4,463
*	MICROS Systems Inc.	99,911	4,387
	Solera Holdings Inc.	86,869	4,387
*	Synopsys Inc.	179,924	4,383
*,^ First Solar Inc.		68,932	4,357
*	Rackspace Hosting Inc.	127,580	4,356
	Jabil Circuit Inc.	242,134	4,308
*	SAIC Inc.	351,273	4,149
*	IAC/InterActiveCorp	104,800	4,145
*	Skyworks Solutions Inc.	228,736	4,104

* Polycom Inc.	216,731	3,981
Global Payments Inc.	98,536	3,980
* Arrow Electronics Inc.	142,626	3,962
* ON Semiconductor Corp.	546,157	3,916
* LSI Corp.	740,916	3,838
* Gartner Inc.	107,548	3,750
* Advanced Micro Devices Inc.	718,391	3,649
* Netlogic Microsystems Inc.	75,758	3,645
* Riverbed Technology Inc.	179,088	3,575
* Cree Inc.	135,008	3,508
Total System Services Inc.	202,048	3,421
* Ariba Inc.	118,657	3,288
* NCR Corp.	193,942	3,276
* Acme Packet Inc.	76,155	3,243
* Ingram Micro Inc.	197,754	3,190
* Cadence Design Systems Inc.	330,414	3,053
Broadridge Financial Solutions Inc.	150,911	3,039
* Novellus Systems Inc.	109,244	2,978
Cypress Semiconductor Corp.	196,094	2,936
Jack Henry & Associates Inc.	100,837	2,922
* JDS Uniphase Corp.	278,761	2,779
National Instruments Corp.	116,978	2,674
* Lexmark International Inc. Class A	97,476	2,635
InterDigital Inc.	55,769	2,598
* Brocade Communications Systems Inc.	581,607	2,513
* Teradyne Inc.	227,756	2,508
* Tech Data Corp.	57,480	2,485
* Universal Display Corp.	50,150	2,404
Molex Inc. Class A	141,818	2,394
* NeuStar Inc. Class A	91,085	2,290
* Parametric Technology Corp.	147,000	2,261
* RF Micro Devices Inc.	341,254	2,164
Diebold Inc.	77,213	2,124
* Concur Technologies Inc.	56,392	2,099
* WebMD Health Corp.	68,594	2,068
* Zebra Technologies Corp.	66,777	2,066
* Compuware Corp.	269,538	2,065
* SuccessFactors Inc.	87,422	2,010
DST Systems Inc.	45,810	2,008
ADTRAN Inc.	75,708	2,003
* Aruba Networks Inc.	95,661	2,000
* Blackboard Inc.	43,403	1,938
* Finisar Corp.	110,117	1,931
* QLIK Technologies Inc.	89,147	1,931
* CommVault Systems Inc.	51,944	1,925
MercadoLibre Inc.	35,468	1,906
* Fortinet Inc.	111,468	1,873
Tellabs Inc.	425,510	1,825
* Dolby Laboratories Inc. Class A	65,591	1,800
* Silicon Laboratories Inc.	52,412	1,756
* CACI International Inc. Class A	34,926	1,744
Anixter International Inc.	36,547	1,734
* PMC - Sierra Inc.	288,588	1,726
* Wright Express Corp.	45,197	1,719
* Fairchild Semiconductor International Inc. Class A	157,858	1,705
* Hittite Microwave Corp.	34,915	1,700
* Microsemi Corp.	106,218	1,697

*	Semtech Corp.	80,226	1,693
*	Rambus Inc.	120,457	1,686
*	Aspen Technology Inc.	110,272	1,684
	Plantronics Inc.	58,791	1,673
*	QLogic Corp.	130,447	1,654
*	Viasat Inc.	48,979	1,631
*	International Rectifier Corp.	86,385	1,608
	Intersil Corp. Class A	154,439	1,589
*	AOL Inc.	132,241	1,587
*	Vishay Intertechnology Inc.	188,785	1,578
	j2 Global Communications Inc.	56,897	1,531
*	Cavium Inc.	56,542	1,527
*	IPG Photonics Corp.	34,846	1,514
	MAXIMUS Inc.	43,305	1,511
*	ValueClick Inc.	96,233	1,497
*	Arris Group Inc.	145,006	1,494
*	MEMC Electronic Materials Inc.	284,565	1,491
*	Itron Inc.	50,076	1,477
	Lender Processing Services Inc.	106,705	1,461
*	Progress Software Corp.	83,133	1,459
*	VistaPrint NV	53,231	1,439
*	FEI Co.	48,003	1,438
*	Convergys Corp.	151,601	1,422
*	Ultimate Software Group Inc.	30,285	1,415
*	SolarWinds Inc.	63,125	1,390
*	TiVo Inc.	147,671	1,379
	Sapient Corp.	135,941	1,378
*	Coherent Inc.	31,198	1,340
	MKS Instruments Inc.	61,077	1,326
*	Cymer Inc.	35,651	1,325
*	Ciena Corp.	117,825	1,320
	Cognex Corp.	48,568	1,317
*	Taleo Corp. Class A	51,066	1,313
*,^ Veeco Instruments Inc.		50,240	1,226
	Blackbaud Inc.	54,983	1,224
*	Quest Software Inc.	76,661	1,217
*	JDA Software Group Inc.	51,714	1,212
*	Netgear Inc.	45,629	1,181
*	Take-Two Interactive Software Inc.	90,548	1,152
*	CoreLogic Inc.	106,784	1,139
	Littelfuse Inc.	28,317	1,139
*	Manhattan Associates Inc.	34,299	1,135
*	Cirrus Logic Inc.	76,900	1,133
*	Websense Inc.	65,494	1,133
*	ACI Worldwide Inc.	41,064	1,131
*	Mentor Graphics Corp.	117,304	1,128
*	MicroStrategy Inc. Class A	9,888	1,128
*	GT Advanced Technologies Inc.	157,299	1,104
*	Brightpoint Inc.	119,726	1,103
*	Monster Worldwide Inc.	152,707	1,096
*	Tyler Technologies Inc.	43,368	1,096
	Fair Isaac Corp.	49,912	1,090
	Power Integrations Inc.	35,505	1,087
*	Benchmark Electronics Inc.	83,528	1,087
*	Liquidity Services Inc.	33,207	1,065
*	Euronet Worldwide Inc.	67,593	1,064
*	Entegris Inc.	166,338	1,061

* Acxiom Corp.	99,223	1,056
* Advent Software Inc.	50,453	1,052
* Plexus Corp.	45,995	1,040
NIC Inc.	90,810	1,040
* Lattice Semiconductor Corp.	196,927	1,034
* TriQuint Semiconductor Inc.	205,487	1,032
Syntel Inc.	23,725	1,025
* Bottomline Technologies Inc.	50,688	1,021
* BroadSoft Inc.	33,311	1,011
* Digital River Inc.	48,755	1,011
* Omnivision Technologies Inc.	71,578	1,005
* Cabot Microelectronics Corp.	28,988	997
* Insight Enterprises Inc.	65,187	987
* Amkor Technology Inc.	222,846	972
* Synaptics Inc.	39,944	955
* Scansource Inc.	31,791	940
* EchoStar Corp. Class A	41,309	934
* OpenTable Inc.	19,884	915
* Integrated Device Technology Inc.	176,363	908
* LoopNet Inc.	52,269	895
* ATMI Inc.	55,654	880
* Blue Coat Systems Inc.	63,261	878
Comtech Telecommunications Corp.	30,837	866
* FARO Technologies Inc.	27,240	859
* Constant Contact Inc.	49,363	853
* Ceva Inc.	34,816	846
Pegasystems Inc.	27,571	844
Earthlink Inc.	128,181	837
* Sourcefire Inc.	31,152	834
* Ancestry.com Inc.	34,539	812
Forrester Research Inc.	24,820	807
* Kulicke & Soffa Industries Inc.	107,718	804
* Spansion Inc. Class A	65,349	799
* Diodes Inc.	44,407	796
Brooks Automation Inc.	97,236	792
* Rofin-Sinar Technologies Inc.	39,868	765
* Infinera Corp.	98,251	758
* Checkpoint Systems Inc.	55,563	755
Black Box Corp.	35,299	754
* Electronics for Imaging Inc.	55,843	752
* Unisys Corp.	47,731	749
* Cardtronics Inc.	32,379	742
Mantech International Corp. Class A	23,506	738
EPIQ Systems Inc.	58,699	735
* Interactive Intelligence Group	26,367	716
* CSG Systems International Inc.	54,418	688
* Ebix Inc.	46,238	680
* Tessera Technologies Inc.	55,970	668
* Infospace Inc.	79,782	667
* DealerTrack Holdings Inc.	42,353	664
* RightNow Technologies Inc.	19,895	658
Keynote Systems Inc.	31,080	657
* Rogers Corp.	16,781	657
* Anaren Inc.	34,087	653
* Advanced Energy Industries Inc.	74,167	639
* Electro Scientific Industries Inc.	53,724	639
Heartland Payment Systems Inc.	32,248	636

*	SYNNEX Corp.	24,126	632
*	Accelrys Inc.	104,255	632
*	DTS Inc.	25,313	629
*	Sanmina-SCI Corp.	91,257	610
*	TNS Inc.	32,220	606
*	Formfactor Inc.	97,192	606
*,^ VirnetX Holding Corp.		40,101	601
*	FleetCor Technologies Inc.	22,635	594
*	NetSuite Inc.	21,944	593
*	Dice Holdings Inc.	75,347	589
*	IXYS Corp.	53,695	584
*	TTM Technologies Inc.	61,135	581
*	RealPage Inc.	28,293	579
	Molex Inc.	28,365	578
*	Applied Micro Circuits Corp.	107,498	577
*	Fabrinet	30,809	576
*	Imation Corp.	77,815	569
*	Synchronoss Technologies Inc.	22,820	568
*	Emulex Corp.	88,314	565
	CTS Corp.	69,132	562
*	Actuate Corp.	101,296	559
*	Loral Space & Communications Inc.	11,067	554
	Daktronics Inc.	63,930	549
*	DG FastChannel Inc.	32,079	544
*	TeleTech Holdings Inc.	35,594	542
*	XO Group Inc.	65,319	534
*	Harmonic Inc.	125,071	533
	MTS Systems Corp.	17,370	532
	Marchex Inc. Class B	62,209	529
*	PROS Holdings Inc.	40,589	523
*	Avid Technology Inc.	67,527	523
	Cohu Inc.	52,614	520
*	Integrated Silicon Solution Inc.	64,780	506
*	Netscout Systems Inc.	43,570	498
	AVX Corp.	41,801	496
*	ExlService Holdings Inc.	22,528	496
*	Sonus Networks Inc.	226,395	491
	Methode Electronics Inc.	66,024	491
*	Silicon Graphics International Corp.	40,791	486
*,^ RealD Inc.		51,850	485
*	CIBER Inc.	158,279	480
*	Computer Task Group Inc.	42,931	480
*	Cray Inc.	89,844	477
*	Kenexa Corp.	30,314	474
*	KIT Digital Inc.	56,198	472
*	Power-One Inc.	103,989	468
*	Tekelec	77,253	467
*	Digi International Inc.	41,885	461
*	Agilysys Inc.	63,272	451
	iGate Corp.	38,916	449
*	LogMeIn Inc.	13,204	438
*	Oplink Communications Inc.	28,717	435
*	Advanced Analogic Technologies Inc.	97,601	423
*	OSI Systems Inc.	12,600	422
	Sycamore Networks Inc.	22,642	409
	DDi Corp.	56,376	408
*	Echelon Corp.	57,876	406

* Intermec Inc.	61,472	401
* Multi-Fineline Electronix Inc.	19,897	397
* Freescale Semiconductor Holdings I Ltd.	35,852	395
* Callidus Software Inc.	85,391	394
* Axcelis Technologies Inc.	326,668	392
United Online Inc.	74,744	391
Park Electrochemical Corp.	18,095	387
* comScore Inc.	22,858	386
* STEC Inc.	37,910	384
Micrel Inc.	40,444	383
* Globecomm Systems Inc.	27,835	376
Opnet Technologies Inc.	10,770	376
Electro Rent Corp.	26,927	372
* Extreme Networks	134,643	357
* LTX-Credence Corp.	66,950	354
Renaissance Learning Inc.	21,104	354
* NVE Corp.	5,810	352
* Volterra Semiconductor Corp.	18,212	350
American Software Inc. Class A	47,192	342
* Anadigics Inc.	156,877	339
Stamps.com Inc.	16,292	333
* Hackett Group Inc.	87,226	325
* Stratasys Inc.	17,493	324
* Entropic Communications Inc.	78,419	324
* Ultratech Inc.	18,784	322
* LivePerson Inc.	32,053	319
* Kopin Corp.	92,661	318
* Standard Microsystems Corp.	16,372	318
* SS&C Technologies Holdings Inc.	22,067	315
* Exar Corp.	54,869	313
* Quantum Corp.	172,368	312
* Measurement Specialties Inc.	12,006	312
* Verint Systems Inc.	11,851	312
* Internap Network Services Corp.	61,682	303
* Maxwell Technologies Inc.	16,366	301
* Silicon Image Inc.	50,243	295
* Monolithic Power Systems Inc.	28,346	289
* Aviat Networks Inc.	122,430	288
* Openwave Systems Inc.	179,351	280
* Powerwave Technologies Inc.	161,817	278
* Mercury Computer Systems Inc.	23,947	275
* Immersion Corp.	45,640	273
RealNetworks Inc.	32,005	270
ModusLink Global Solutions Inc.	77,301	270
* Kemet Corp.	37,628	269
* CalAmp Corp.	83,050	267
* MoneyGram International Inc.	112,541	262
* IntraLinks Holdings Inc.	34,887	262
* Magma Design Automation Inc.	56,902	259
* Newport Corp.	23,606	255
* KVH Industries Inc.	32,125	254
* Net 1 UEPS Technologies Inc.	38,239	249
* Saba Software Inc.	42,872	247
* DSP Group Inc.	41,725	246
Bel Fuse Inc. Class B	15,756	246
* S1 Corp.	26,711	245
* Novatel Wireless Inc.	78,198	236

* MIPS Technologies Inc. Class A	48,405	234
* Sigma Designs Inc.	29,530	232
* Monotype Imaging Holdings Inc.	18,969	230
* DemandTec Inc.	34,883	228
Cass Information Systems Inc.	7,297	227
* AXT Inc.	44,230	223
* Oclaro Inc.	60,484	220
* Limelight Networks Inc.	91,897	217
* FalconStor Software Inc.	72,693	212
* SunPower Corp. Class B	28,547	210
* Dynamics Research Corp.	23,089	206
* Emcore Corp.	207,296	205
* Vocus Inc.	11,273	189
* Nanometrics Inc.	12,285	178
* Lionbridge Technologies Inc.	71,444	176
* QuinStreet Inc.	16,914	175
* Super Micro Computer Inc.	13,788	173
* Vishay Precision Group Inc.	13,007	171
* BigBand Networks Inc.	131,863	169
* Ixia	21,580	166
* Autobytel Inc.	194,158	165
* Virtusa Corp.	12,368	163
* AuthenTec Inc.	49,345	161
* Perficient Inc.	21,457	157
* Calix Inc.	20,031	156
* Mindspeed Technologies Inc.	29,552	154
* LRAD Corp.	82,645	152
* Dot Hill Systems Corp.	98,153	148
* Identive Group Inc.	74,403	148
* Intevac Inc.	20,584	144
* Move Inc.	94,525	137
* FSI International Inc.	69,893	132
* Global Cash Access Holdings Inc.	49,762	127
* ShoreTel Inc.	25,504	127
* Zygo Corp.	10,858	126
* Aware Inc.	44,194	125
* Reis Inc.	13,713	122
* Photronics Inc.	24,357	121
* PC-Tel Inc.	19,415	119
* Supertex Inc.	6,899	119
* Ness Technologies Inc.	15,240	117
* Rubicon Technology Inc.	10,337	113
* Amtech Systems Inc.	14,060	112
* OCZ Technology Group Inc.	22,977	111
* THQ Inc.	64,284	111
* Cyberoptics Corp.	14,065	111
* Authentidate Holding Corp.	118,892	111
* Concurrent Computer Corp.	19,383	108
* Edgewater Technology Inc.	46,266	108
* Comverge Inc.	53,813	99
* LoJack Corp.	30,922	98
* Seachange International Inc.	12,187	94
* Radisys Corp.	14,713	90
* MaxLinear Inc.	13,788	89
Ipass Inc.	71,017	89
Evolving Systems Inc.	13,428	85
* PC Connection Inc.	10,405	83

*	VASCO Data Security International Inc.	15,726	80
*	Cinedigm Digital Cinema Corp. Class A	66,352	80
*	TeleCommunication Systems Inc. Class A	22,677	78
*,^ Wave Systems Corp. Class A		32,831	77
	Pulse Electronics Corp.	26,190	75
*	Looksmart Ltd.	54,701	72
*	Hutchinson Technology Inc.	36,408	71
*,^ Travelzoo Inc.		3,192	70
*	Datalink Corp.	10,313	70
*	Network Equipment Technologies Inc.	35,089	68
*	Rudolph Technologies Inc.	10,158	68
	Crexendo Inc.	23,286	68
*	Pericom Semiconductor Corp.	8,578	64
*	QuickLogic Corp.	27,004	63
*	Bsquare Corp.	13,941	62
*	Web.com Group Inc.	8,761	61
*,^ SunPower Corp. Class A		7,500	61
*	Aeroflex Holding Corp.	6,517	59
*	SRS Labs Inc.	8,051	58
*	support.com Inc.	29,004	57
*	Symmetricom Inc.	13,158	57
*,^ Energy Conversion Devices Inc.		107,333	57
*	Frequency Electronics Inc.	6,132	52
*	LeCroy Corp.	6,496	51
*	Network Engines Inc.	43,784	51
*	Smith Micro Software Inc.	31,088	47
*	MoSys Inc.	12,422	45
*	Innodata Isogen Inc.	15,170	45
	TheStreet Inc.	22,378	44
*	StarTek Inc.	15,375	44
	Telular Corp.	7,116	42
	Rimage Corp.	3,254	41
*	BTU International Inc.	9,100	40
*	Transwitch Corp.	16,462	39
	QAD Inc. Class A	3,629	39
*,^ Microvision Inc.		56,881	39
*	Information Services Group Inc.	36,190	38
*	Westell Technologies Inc. Class A	17,678	38
*	Ditech Networks Inc.	34,438	36
	Richardson Electronics Ltd.	2,625	36
*	PRGX Global Inc.	7,136	34
*	Pixelworks Inc.	15,645	33
*	Online Resources Corp.	12,713	32
*	ID Systems Inc.	6,149	31
*	PLX Technology Inc.	10,402	31
*	Ikanos Communications Inc.	36,361	31
*	Document Security Systems Inc.	10,321	30
*	Envestnet Inc.	2,822	28
*	Planar Systems Inc.	13,735	27
*	Presstek Inc.	40,606	27
*	TeleNav Inc.	3,078	27
*	Viasystems Group Inc.	1,531	27
*	PAR Technology Corp.	7,772	26
	Bel Fuse Inc. Class A	1,477	25
*	ORBCOMM Inc.	9,769	25
*	PDF Solutions Inc.	5,923	24
*	GSE Systems Inc.	13,415	24

*	X-Rite Inc.	6,261	23
*	WebMediaBrands Inc.	36,233	23
*	Mattson Technology Inc.	17,376	20
*	MEMSIC Inc.	8,040	20
*	NCI Inc. Class A	1,656	20
*	Echo Global Logistics Inc.	1,481	20
*	Rainmaker Systems Inc.	19,115	19
*	Rosetta Stone Inc.	1,884	17
*	Opnext Inc.	13,481	17
*	iGO Inc.	11,872	15
*	Zix Corp.	5,332	14
*,^ Motricity Inc.		8,400	14
*	Numerex Corp. Class A	2,362	13
*	Ramtron International Corp.	6,551	13
*	Lantronix Inc.	6,995	13
*	Trident Microsystems Inc.	24,205	13
*	Zhone Technologies Inc.	10,572	13
*	Transact Technologies Inc.	1,500	12
*	Superconductor Technologies Inc.	7,872	12
*	HSW International Inc.	3,300	10
*	Research Frontiers Inc.	2,555	10
*	Mattersight Corp.	2,159	9
*	Vertro Inc.	4,874	9
*	Digital Ally Inc.	9,500	7
*	Parkervision Inc.	7,548	7
*	TechTarget Inc.	1,179	7
	QAD Inc. Class B	573	6
*	Pervasive Software Inc.	908	5
*	CSR plc ADR	362	5
*	Spire Corp.	2,366	4
*	Selectica Inc.	829	3
*	Intellicheck Mobilisa Inc.	3,010	3
*	Management Network Group Inc.	626	1
*	Digimarc Corp.	46	1
*	Wireless Telecom Group Inc.	1,403	1
*	Market Leader Inc.	364	1
*	Deltek Inc.	125	1
*	Ultra Clean Holdings	163	1
*	Guidance Software Inc.	80	1
*	Tier Technologies Inc. Class B	121	—
*	Glu Mobile Inc.	160	—
*	PC Mall Inc.	63	—
*	Newtek Business Services Inc.	204	—
*	GTSI Corp.	50	—
*	Performance Technologies Inc.	70	—
*	Video Display Corp.	19	—
			2,936,832
Materials (3.9%)
	EI du Pont de Nemours & Co.	1,136,096	45,410
	Monsanto Co.	655,626	39,364
	Newmont Mining Corp.	603,940	37,988
	Freeport-McMoRan Copper & Gold Inc.	1,158,881	35,288
	Praxair Inc.	371,931	34,768
	Dow Chemical Co.	1,438,146	32,301
	Air Products & Chemicals Inc.	259,195	19,795
	Mosaic Co.	374,171	18,323
	Ecolab Inc.	283,761	13,873

PPG Industries Inc.	193,435	13,668
Alcoa Inc.	1,298,649	12,428
Nucor Corp.	386,573	12,231
International Paper Co.	508,161	11,815
CF Industries Holdings Inc.	87,409	10,785
Sigma-Aldrich Corp.	149,609	9,244
Cliffs Natural Resources Inc.	176,919	9,053
LyondellBasell Industries NV Class A	348,994	8,526
Sherwin-Williams Co.	110,668	8,225
Celanese Corp. Class A	191,932	6,244
FMC Corp.	88,151	6,096
Ball Corp.	196,222	6,087
Eastman Chemical Co.	87,260	5,980
* Crown Holdings Inc.	191,582	5,864
Airgas Inc.	91,726	5,854
Nalco Holding Co.	162,137	5,672
International Flavors & Fragrances Inc.	98,750	5,552
MeadWestvaco Corp.	208,440	5,119
Walter Energy Inc.	76,556	4,594
Allegheny Technologies Inc.	123,261	4,559
^ Vulcan Materials Co.	158,929	4,380
Albemarle Corp.	107,309	4,335
Ashland Inc.	97,545	4,306
Temple-Inland Inc.	133,029	4,173
Rock-Tenn Co. Class A	85,160	4,146
Royal Gold Inc.	63,426	4,063
United States Steel Corp.	177,310	3,903
Bemis Co. Inc.	128,803	3,775
* Allied Nevada Gold Corp.	104,466	3,741
Aptargroup Inc.	82,927	3,704
Martin Marietta Materials Inc.	55,982	3,539
Domtar Corp.	51,362	3,501
Sonoco Products Co.	123,266	3,480
Valspar Corp.	111,406	3,477
Sealed Air Corp.	197,151	3,292
Reliance Steel & Aluminum Co.	92,387	3,142
* Owens-Illinois Inc.	202,352	3,060
* WR Grace & Co.	90,526	3,014
RPM International Inc.	161,097	3,012
Packaging Corp. of America	125,950	2,935
Compass Minerals International Inc.	40,470	2,703
* Rockwood Holdings Inc.	80,193	2,702
Steel Dynamics Inc.	254,715	2,527
Scotts Miracle-Gro Co. Class A	55,592	2,479
Carpenter Technology Corp.	54,327	2,439
* Coeur d'Alene Mines Corp.	110,777	2,375
* Molycorp Inc.	72,218	2,374
Huntsman Corp.	238,066	2,302
Silgan Holdings Inc.	60,428	2,220
NewMarket Corp.	13,648	2,073
Cytec Industries Inc.	57,909	2,035
Cabot Corp.	80,735	2,001
* Solutia Inc.	150,271	1,931
Sensient Technologies Corp.	58,714	1,911
* Hecla Mining Co.	343,785	1,843
* AbitibiBowater Inc.	120,011	1,800
Olin Corp.	98,476	1,774

Titanium Metals Corp.	111,884	1,676
* Intrepid Potash Inc.	64,940	1,615
^ Arch Chemicals Inc.	31,715	1,488
Commercial Metals Co.	143,824	1,368
Balchem Corp.	35,780	1,335
Greif Inc. Class A	29,368	1,260
PolyOne Corp.	116,682	1,250
Schweitzer-Mauduit International Inc.	21,639	1,209
* Chemtura Corp.	118,793	1,191
Buckeye Technologies Inc.	49,084	1,183
* Clearwater Paper Corp.	34,314	1,166
Minerals Technologies Inc.	22,738	1,120
HB Fuller Co.	61,156	1,114
Schnitzer Steel Industries Inc.	30,248	1,113
* Stillwater Mining Co.	128,571	1,093
Globe Specialty Metals Inc.	73,906	1,073
Innophos Holdings Inc.	26,468	1,055
Worthington Industries Inc.	73,920	1,033
* Calgon Carbon Corp.	70,179	1,022
* OM Group Inc.	37,800	982
AMCOL International Corp.	38,370	920
AK Steel Holding Corp.	138,083	903
Texas Industries Inc.	27,224	864
Haynes International Inc.	19,623	853
* RTI International Metals Inc.	34,860	813
Eagle Materials Inc.	48,746	812
Westlake Chemical Corp.	23,459	804
* Louisiana-Pacific Corp.	150,989	770
* Innospec Inc.	31,803	770
PH Glatfelter Co.	56,842	751
* Materion Corp.	32,280	732
* Century Aluminum Co.	79,971	715
Kaiser Aluminum Corp.	15,150	671
* Ferro Corp.	108,712	669
Deltic Timber Corp.	11,015	657
Myers Industries Inc.	63,509	645
* Georgia Gulf Corp.	44,348	613
Stepan Co.	9,111	612
* Kraton Performance Polymers Inc.	37,460	606
American Vanguard Corp.	53,776	600
Koppers Holdings Inc.	23,013	589
* Graphic Packaging Holding Co.	161,401	557
Hawkins Inc.	16,317	519
* US Gold Corp.	128,044	513
* AM Castle & Co.	46,546	509
Quaker Chemical Corp.	18,314	475
Neenah Paper Inc.	32,515	461
^ Gold Resource Corp.	27,426	457
* Mercer International Inc.	66,940	455
A Schulman Inc.	26,450	449
Boise Inc.	79,933	413
* General Moly Inc.	132,322	384
* LSB Industries Inc.	12,912	370
* KapStone Paper and Packaging Corp.	25,424	353
* Flotek Industries Inc.	69,565	325
Olympic Steel Inc.	17,072	289
Zep Inc.	19,154	288

*	Horsehead Holding Corp.	37,480	278
*	Noranda Aluminum Holding Corp.	31,493	263
*	Omnova Solutions Inc.	67,847	243
*	ADA-ES Inc.	15,536	238
	Kronos Worldwide Inc.	14,667	236
*	Landec Corp.	43,030	229
*	STR Holdings Inc.	25,197	204
	Wausau Paper Corp.	31,184	199
*	US Energy Corp. Wyoming	73,527	170
*	Zoltek Cos. Inc.	26,301	169
*	Paramount Gold and Silver Corp.	57,235	135
*	TPC Group Inc.	6,426	129
*	Headwaters Inc.	85,507	123
*	Universal Stainless & Alloy	4,761	121
*	Metals USA Holdings Corp.	12,341	110
	Chase Corp.	9,925	107
	KMG Chemicals Inc.	7,850	97
*	Golden Minerals Co.	11,260	84
*	AEP Industries Inc.	3,657	81
*	Spartech Corp.	24,882	80
*	American Pacific Corp.	9,574	70
*	Penford Corp.	10,087	52
*	Senomyx Inc.	13,086	46
*	Nanophase Technologies Corp.	66,261	45
*,^ Clean Diesel Technologies Inc.		14,310	34
*	United States Lime & Minerals Inc.	617	25
*	Solitario Exploration & Royalty Corp.	12,887	22
*	Verso Paper Corp.	9,492	16
*	Ampal American Israel Class A	43,513	15
*	Continental Materials Corp.	5	—
			595,326
Telecommunication Services (3.0%)
	AT&T Inc.	7,244,970	206,627
	Verizon Communications Inc.	3,461,004	127,365
*	American Tower Corp. Class A	485,168	26,102
	CenturyLink Inc.	752,055	24,908
*	Crown Castle International Corp.	355,291	14,450
*	Sprint Nextel Corp.	3,659,960	11,126
	Frontier Communications Corp.	1,222,272	7,468
	Windstream Corp.	626,278	7,302
*	NII Holdings Inc.	209,047	5,634
*	SBA Communications Corp. Class A	138,579	4,778
*	Level 3 Communications Inc.	2,092,873	3,118
*	tw telecom inc Class A	175,907	2,906
*	MetroPCS Communications Inc.	310,245	2,702
	Telephone & Data Systems Inc.	80,094	1,702
	AboveNet Inc.	27,276	1,462
*	Cincinnati Bell Inc.	329,024	1,017
*	Global Crossing Ltd.	40,941	979
*	United States Cellular Corp.	19,506	773
	NTELOS Holdings Corp.	42,972	762
	Atlantic Tele-Network Inc.	21,010	691
*	PAETEC Holding Corp.	114,973	608
*	Cogent Communications Group Inc.	45,108	607
	Alaska Communications Systems Group Inc.	81,186	533
	Consolidated Communications Holdings Inc.	27,681	500
*	8x8 Inc.	122,414	498

*	Leap Wireless International Inc.	71,200	491
*	General Communication Inc. Class A	56,725	465
*	Premiere Global Services Inc.	63,495	408
	IDT Corp. Class B	17,930	366
*,^ Clearwire Corp. Class A		155,853	363
*	Vonage Holdings Corp.	138,913	361
	HickoryTech Corp.	29,856	287
	USA Mobility Inc.	21,314	281
	Shenandoah Telecommunications Co.	23,271	259
*	Neutral Tandem Inc.	23,662	229
*	Cbeyond Inc.	28,816	203
	Telephone & Data Systems Inc. (Special Common Shares)	7,633	151
*	Iridium Communications Inc.	24,286	151
	SureWest Communications	10,020	105
*	Towerstream Corp.	12,061	31
*	FiberTower Corp.	30,094	29
*	Globalstar Inc.	54,042	22
	Warwick Valley Telephone Co.	38	1
			458,821
Utilities (4.0%)
	Southern Co.	1,038,807	44,014
	Dominion Resources Inc.	704,336	35,759
	Exelon Corp.	810,319	34,528
	Duke Energy Corp.	1,628,730	32,558
	NextEra Energy Inc.	490,407	26,492
	FirstEnergy Corp.	511,622	22,977
	American Electric Power Co. Inc.	589,341	22,407
	Public Service Enterprise Group Inc.	618,836	20,651
	PG&E Corp.	486,775	20,595
	Consolidated Edison Inc.	357,856	20,405
	PPL Corp.	706,058	20,151
	Progress Energy Inc.	360,273	18,633
	Xcel Energy Inc.	592,287	14,624
	Edison International	378,609	14,482
	Entergy Corp.	217,703	14,432
	Sempra Energy	278,232	14,329
	DTE Energy Co.	207,101	10,152
	CenterPoint Energy Inc.	496,382	9,739
	Wisconsin Energy Corp.	285,909	8,946
	Constellation Energy Group Inc.	234,240	8,915
	Ameren Corp.	296,169	8,817
	Oneok Inc.	124,400	8,215
*	AES Corp.	813,169	7,936
	NiSource Inc.	343,431	7,343
	Northeast Utilities	217,118	7,306
	American Water Works Co. Inc.	215,520	6,504
*	NRG Energy Inc.	296,070	6,280
	CMS Energy Corp.	310,000	6,135
	SCANA Corp.	149,883	6,063
	Pinnacle West Capital Corp.	133,952	5,752
	OGE Energy Corp.	120,243	5,746
	NSTAR	127,579	5,717
*	Calpine Corp.	383,305	5,397
	Alliant Energy Corp.	136,675	5,287
	Pepco Holdings Inc.	277,289	5,246
	ITC Holdings Corp.	62,747	4,858
	Integrys Energy Group Inc.	96,233	4,679

MDU Resources Group Inc.	232,761	4,467
DPL Inc.	143,447	4,323
TECO Energy Inc.	251,112	4,302
NV Energy Inc.	290,679	4,276
National Fuel Gas Co.	86,365	4,204
AGL Resources Inc.	96,468	3,930
Questar Corp.	218,317	3,866
Westar Energy Inc.	139,664	3,690
Aqua America Inc.	170,542	3,679
Atmos Energy Corp.	111,419	3,616
UGI Corp.	137,348	3,608
Great Plains Energy Inc.	168,000	3,242
Nicor Inc.	56,014	3,081
Hawaiian Electric Industries Inc.	117,720	2,858
Vectren Corp.	100,611	2,725
* GenOn Energy Inc.	948,311	2,636
Cleco Corp.	75,174	2,566
Piedmont Natural Gas Co. Inc.	87,739	2,535
WGL Holdings Inc.	63,083	2,465
IDACORP Inc.	60,977	2,304
Portland General Electric Co.	92,879	2,200
New Jersey Resources Corp.	51,150	2,177
UIL Holdings Corp.	62,402	2,055
Southwest Gas Corp.	53,748	1,944
South Jersey Industries Inc.	36,983	1,840
Avista Corp.	70,941	1,692
PNM Resources Inc.	102,001	1,676
Unisource Energy Corp.	45,147	1,629
El Paso Electric Co.	47,591	1,527
Allete Inc.	40,033	1,466
Northwest Natural Gas Co.	33,088	1,459
NorthWestern Corp.	45,075	1,440
Black Hills Corp.	46,425	1,422
MGE Energy Inc.	28,821	1,172
Laclede Group Inc.	29,759	1,153
Empire District Electric Co.	48,629	942
American States Water Co.	27,318	927
CH Energy Group Inc.	16,649	869
California Water Service Group	44,488	788
Otter Tail Corp.	37,446	685
Central Vermont Public Service Corp.	16,771	590
SJW Corp.	24,832	541
* Dynegy Inc. Class A	123,147	507
Connecticut Water Service Inc.	19,047	477
Chesapeake Utilities Corp.	11,114	446
Ormat Technologies Inc.	22,930	369
Middlesex Water Co.	14,527	248
Unitil Corp.	6,692	172
* Cadiz Inc.	14,246	113
Artesian Resources Corp. Class A	5,580	98
Consolidated Water Co. Ltd.	11,915	94
York Water Co.	5,203	84
* Synthesis Energy Systems Inc.	30,151	52
Delta Natural Gas Co. Inc.	700	21
* Purecycle Corp.	8,430	21
Pennichuck Corp.	737	21

RGC Resources Inc.			32	1
				623,361
Total Common Stocks (Cost $15,520,062)				15,385,452
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.144%		29,018,328	29,018

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.080%	10/19/11	200	200
[4,5] Fannie Mae Discount Notes	0.050%	12/5/11	2,000	1,999
[4,5] Fannie Mae Discount Notes	0.050%	12/12/11	2,000	1,999
[4,5] Federal Home Loan Bank Discount Notes	0.075%	11/16/11	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	0.040%	11/25/11	1,500	1,500
[4,5] Freddie Mac Discount Notes	0.050%	12/15/11	1,500	1,499
[4,5] Freddie Mac Discount Notes	0.035%	12/27/11	1,000	1,000
[4,5] Freddie Mac Discount Notes	0.080%	12/29/11	100	100
				9,297
Total Temporary Cash Investments (Cost $38,318)				38,315
Total Investments (99.7%) (Cost $15,558,380)				15,423,767
Other Assets and Liabilities-Net (0.3%)[3]				44,065
Net Assets (100%)				15,467,832

Securities with a market value of less than $500 are displayed with a dash.

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $26,557,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $29,018,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $6,998,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Institutional Total Stock Market Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,385,452	—	—
Temporary Cash Investments	29,018	9,297	—
Futures Contracts—Liabilities[1]	(1,737)	—	—
Total	15,412,733	9,297	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2011:

Investments in
Common Stock
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers into Level 3	28
Net Purchases (Sales)	(28)
Balance as of September 30, 2011	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in

Institutional Total Stock Market Index Fund

the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2011	187	52,640	(1,737)
E-mini S&P 500 Index	December 2011	410	23,083	(14)
E-mini Russell 2000 Index	December 2011	73	4,683	(219)
E-mini S&P MidCap 400 Index	December 2011	30	2,337	(142)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2011, the cost of investment securities for tax purposes was $15,558,380,000. Net unrealized depreciation of investment securities for tax purposes was $134,613,000, consisting of unrealized gains of $2,033,835,000 on securities that had risen in value since their purchase and $2,168,448,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2011

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2011

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see
File Number 33-23444, Incorporated by Reference.